AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 83.1%

COMMON STOCKS - 83.1%

Aerospace & Defense - 0.5%
Axon Enterprise, Inc.*(a)	308	27,936

Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B(a)	164	27,327
XPO Logistics, Inc.*	304	25,737
		53,064
Automobiles - 0.8%
Tesla, Inc.*(a)	60	25,740
Thor Industries, Inc.(a)	260	24,768
		50,508
Banks - 1.2%
Commerce Bancshares, Inc.(a)	440	24,768
First Republic Bank(a)	232	25,302
SVB Financial Group*(a)	104	25,024
		75,094
Beverages - 1.2%
Boston Beer Co., Inc. (The), Class A*(a)	28	24,734
Brown-Forman Corp., Class B(a)	360	27,115
Monster Beverage Corp.*(a)	312	25,023
		76,872
Biotechnology - 3.1%
Alnylam Pharmaceuticals, Inc.*(a)	200	29,120
Immunomedics, Inc.*(a)	636	54,079
Moderna, Inc.*(a)	372	26,319
Regeneron Pharmaceuticals, Inc.*(a)	44	24,630
Seattle Genetics, Inc.*(a)	172	33,659
Vertex Pharmaceuticals, Inc.*(a)	92	25,035
		192,842
Building Products - 1.2%
Fortune Brands Home & Security, Inc.(a)	308	26,648
Masco Corp.(a)	444	24,478
Trex Co., Inc.*(a)	352	25,203
		76,329
Capital Markets - 6.9%
Ameriprise Financial, Inc.(a)	168	25,891
BlackRock, Inc.(a)	44	24,796
Blackstone Group, Inc. (The), Class A(a)	484	25,265
E*TRADE Financial Corp.(a)	488	24,424
FactSet Research Systems, Inc.(a)	72	24,111
Intercontinental Exchange, Inc.(a)	248	24,812
Janus Henderson Group plc(a)	1,264	27,454
MarketAxess Holdings, Inc.(a)	52	25,043
Moody's Corp.(a)	88	25,507
Morgan Stanley(a)	508	24,562
Morningstar, Inc.(a)	160	25,698
MSCI, Inc.(a)	72	25,688
Nasdaq, Inc.(a)	196	24,051
S&P Global, Inc.(a)	72	25,963
State Street Corp.(a)	384	22,783
T. Rowe Price Group, Inc.(a)	192	24,618
Tradeweb Markets, Inc., Class A(a)	460	26,680
		427,346
Chemicals - 2.9%
Air Products and Chemicals, Inc.(a)	88	26,212
Albemarle Corp.(a)	284	25,355
Chemours Co. (The)(a)	1,256	26,263
FMC Corp.(a)	240	25,418
Linde plc(a)	104	24,765
Scotts Miracle-Gro Co. (The)(a)	160	24,466
Sherwin-Williams Co. (The)(a)	40	27,870
		180,349
Commercial Services & Supplies - 1.7%
Copart, Inc.*(a)	256	26,921
MSA Safety, Inc.(a)	220	29,517
Rollins, Inc.(a)	468	25,361
Stericycle, Inc.*(a)	416	26,233
		108,032
Communications Equipment - 0.4%
Lumentum Holdings, Inc.*(a)	304	22,840

Construction & Engineering - 0.4%
Quanta Services, Inc.(a)	512	27,064

Consumer Finance - 0.4%
Green Dot Corp., Class A*(a)	500	25,305

Containers & Packaging - 0.4%
Berry Global Group, Inc.*(a)	508	24,547

Distributors - 0.4%
Pool Corp.(a)	80	26,763

Diversified Consumer Services - 0.4%
Chegg, Inc.*(a)	344	24,575

Electric Utilities - 1.7%
Alliant Energy Corp.(a)	484	24,999
Eversource Energy(a)	312	26,068
NextEra Energy, Inc.(a)	92	25,535
Xcel Energy, Inc.	384	26,500
		103,102
Electrical Equipment - 1.2%
Generac Holdings, Inc.*(a)	136	26,335
Regal Beloit Corp.(a)	264	24,782

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Rockwell Automation, Inc.(a)	112	24,716
		75,833
Energy Equipment & Services - 0.3%
Halliburton Co.(a)	1,660	20,003

Entertainment - 1.2%
Activision Blizzard, Inc.(a)	312	25,256
Netflix, Inc.*(a)	48	24,002
Zynga, Inc., Class A*	2,940	26,813
		76,071
Equity Real Estate Investment Trusts (REITs) - 6.9%
Alexandria Real Estate Equities, Inc.(a)	152	24,320
American Tower Corp.(a)	108	26,107
Americold Realty Trust(a)	688	24,596
CoreSite Realty Corp.(a)	208	24,727
Crown Castle International Corp.(a)	164	27,306
CyrusOne, Inc.(a)	320	22,410
Digital Realty Trust, Inc.(a)	172	25,243
EastGroup Properties, Inc.(a)	196	25,349
Equinix, Inc.(a)	32	24,324
First Industrial Realty Trust, Inc.(a)	608	24,198
Invitation Homes, Inc.(a)	920	25,751
Medical Properties Trust, Inc.(a)	1,448	25,528
PotlatchDeltic Corp.(a)	572	24,081
Prologis, Inc.(a)	260	26,161
Rexford Industrial Realty, Inc.(a)	552	25,259
SBA Communications Corp.(a)	88	28,026
Weyerhaeuser Co.	892	25,440
		428,826
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.(a)	76	26,980
Kroger Co. (The)(a)	720	24,415
		51,395
Food Products - 1.7%
Darling Ingredients, Inc.*(a)	800	28,824
Hain Celestial Group, Inc. (The)*(a)	796	27,303
Hormel Foods Corp.(a)	516	25,227
Kraft Heinz Co. (The)(a)	744	22,283
		103,637
Health Care Equipment & Supplies - 2.9%
ABIOMED, Inc.*(a)	84	23,273
Align Technology, Inc.*(a)	88	28,808
DexCom, Inc.*(a)	60	24,734
Masimo Corp.*(a)	120	28,327
Penumbra, Inc.*(a)	116	22,548
Varian Medical Systems, Inc.*(a)	152	26,144
West Pharmaceutical Services, Inc.	96	26,390
		180,224
Health Care Providers & Services - 0.8%
Amedisys, Inc.*(a)	108	25,534
DaVita, Inc.*(a)	300	25,695
		51,229
Health Care Technology - 0.9%
Teladoc Health, Inc.*(a)	124	27,186
Veeva Systems, Inc., Class A*(a)	96	26,994
		54,180
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc.*(a)	20	24,874
Churchill Downs, Inc.(a)	152	24,901
Domino's Pizza, Inc.(a)	64	27,218
		76,993
Household Durables - 1.6%
DR Horton, Inc.(a)	356	26,924
Garmin Ltd.(a)	252	23,905
Helen of Troy Ltd.*(a)	124	23,997
Lennar Corp., Class A(a)	340	27,771
		102,597
Household Products - 0.4%
Clorox Co. (The)(a)	120	25,220

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp. (The)(a)	1,480	26,803

Insurance - 3.4%
Aon plc, Class A(a)	132	27,232
Arthur J Gallagher & Co.(a)	252	26,606
Assurant, Inc.(a)	216	26,203
Brown & Brown, Inc.(a)	576	26,075
Marsh & McLennan Cos., Inc.(a)	228	26,152
Progressive Corp. (The)(a)	284	26,886
RLI Corp.(a)	280	23,444
Willis Towers Watson plc(a)	128	26,729
		209,327
Interactive Media & Services - 1.0%
Snap, Inc., Class A*(a)	1,228	32,063
Zillow Group, Inc., Class C*	312	31,696
		63,759
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc.*(a)	8	25,190
Etsy, Inc.*(a)	208	25,299
Wayfair, Inc., Class A*(a)	76	22,117
		72,606
IT Services - 2.5%
EPAM Systems, Inc.*(a)	80	25,862
MongoDB, Inc.*(a)	116	26,855
Okta, Inc.*(a)	116	24,807
PayPal Holdings, Inc.*(a)	128	25,220
Square, Inc., Class A*(a)	172	27,959
Twilio, Inc., Class A*(a)	100	24,709
		155,412
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc., Class A*(a)	52	26,804
Charles River Laboratories International, Inc.*(a)	120	27,174
Repligen Corp.*(a)	176	25,967

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Thermo Fisher Scientific, Inc.(a)	60	26,491
		106,436
Machinery - 1.3%
Cummins, Inc.(a)	124	26,184
Nordson Corp.(a)	140	26,855
PACCAR, Inc.(a)	300	25,584
		78,623
Media - 1.3%
Cable One, Inc.(a)	16	30,167
Charter Communications, Inc., Class A*(a)	44	27,471
Liberty Broadband Corp., Class C*(a)	184	26,288
		83,926
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.(a)	1,748	27,339
Newmont Corp.(a)	400	25,380
		52,719
Multiline Retail - 0.9%
Dollar General Corp.(a)	128	26,832
Target Corp.(a)	172	27,076
		53,908
Multi-Utilities - 1.3%
Ameren Corp.(a)	336	26,571
Dominion Energy, Inc.(a)	336	26,521
WEC Energy Group, Inc.(a)	288	27,907
		80,999
Oil, Gas & Consumable Fuels - 2.2%
Cabot Oil & Gas Corp.(a)	1,404	24,374
Cheniere Energy, Inc.*(a)	516	23,875
EQT Corp.(a)	1,672	21,619
Equitrans Midstream Corp.(a)	2,496	21,116
Hess Corp.(a)	556	22,757
Williams Cos., Inc. (The)(a)	1,244	24,445
		138,186
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.(a)	800	23,608

Pharmaceuticals - 0.9%
Catalent, Inc.*(a)	296	25,355
Horizon Therapeutics plc*(a)	360	27,965
		53,320
Professional Services - 1.3%
CoreLogic, Inc.(a)	396	26,798
CoStar Group, Inc.*(a)	32	27,152
IHS Markit Ltd.(a)	328	25,751
		79,701
Road & Rail - 1.5%
JB Hunt Transport Services, Inc.(a)	184	23,254
Kansas City Southern(a)	144	26,040
Knight-Swift Transportation Holdings, Inc.(a)	564	22,955
Old Dominion Freight Line, Inc.(a)	132	23,881
		96,130
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc.*(a)	304	24,925
Applied Materials, Inc.(a)	412	24,493
Entegris, Inc.(a)	376	27,952
KLA Corp.(a)	124	24,024
Lam Research Corp.(a)	76	25,213
Monolithic Power Systems, Inc.(a)	96	26,843
NVIDIA Corp.(a)	52	28,143
Qorvo, Inc.*(a)	200	25,802
Skyworks Solutions, Inc.(a)	184	26,772
Teradyne, Inc.(a)	292	23,202
		257,369
Software - 6.0%
Avalara, Inc.*(a)	204	25,977
Ceridian HCM Holding, Inc.*(a)	344	28,432
Coupa Software, Inc.*(a)	80	21,939
DocuSign, Inc.*(a)	124	26,690
Fortinet, Inc.*(a)	188	22,148
NortonLifeLock, Inc.(a)	1,084	22,590
Nuance Communications, Inc.*(a)	872	28,942
Pegasystems, Inc.(a)	200	24,208
RingCentral, Inc., Class A*(a)	96	26,362
ServiceNow, Inc.*(a)	52	25,220
Synopsys, Inc.*(a)	120	25,678
Trade Desk, Inc. (The), Class A*(a)	56	29,052
Zoom Video Communications, Inc., Class A*	88	41,370
Zscaler, Inc.*	188	26,450
		375,058
Specialty Retail - 2.5%
Best Buy Co., Inc.(a)	232	25,819
Carvana Co.*(a)	128	28,551
Floor & Decor Holdings, Inc., Class A*(a)	356	26,629
Lithia Motors, Inc., Class A(a)	104	23,706
Murphy USA, Inc.*(a)	192	24,628
Williams-Sonoma, Inc.(a)	264	23,876
		153,209
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.(a)	208	24,088

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp.*(a)	124	27,281
Lululemon Athletica, Inc.*(a)	68	22,397
		49,678
Trading Companies & Distributors - 1.6%
Fastenal Co.(a)	544	24,529
SiteOne Landscape Supply, Inc.*(a)	212	25,853
United Rentals, Inc.*(a)	148	25,826
Watsco, Inc.(a)	108	25,152
		101,360

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Water Utilities - 0.8%
American Water Works Co., Inc.(a)	188	27,237
Essential Utilities, Inc.	608	24,472
		51,709
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.*(a)	224	25,617

TOTAL COMMON STOCKS (Cost $4,247,889)		5,182,327

TOTAL LONG POSITIONS (Cost $4,247,889)		5,182,327

SHORT POSITIONS - (85.2)%

COMMON STOCKS - (85.2)%

Aerospace & Defense - (2.5)%
Boeing Co. (The)	(160)	(26,442)
HEICO Corp.	(256)	(26,793)
Hexcel Corp.	(696)	(23,351)
Howmet Aerospace, Inc.	(1,592)	(26,618)
Spirit AeroSystems Holdings, Inc., Class A	(1,344)	(25,415)
Textron, Inc.	(704)	(25,407)
		(154,026)
Airlines - (2.7)%
Alaska Air Group, Inc.	(744)	(27,253)
American Airlines Group, Inc.	(2,140)	(26,301)
Delta Air Lines, Inc.	(912)	(27,889)
JetBlue Airways Corp.*	(2,456)	(27,826)
Southwest Airlines Co.	(752)	(28,200)
United Airlines Holdings, Inc.*	(800)	(27,800)
		(165,269)
Auto Components - (0.3)%
Goodyear Tire & Rubber Co. (The)	(2,792)	(21,415)

Automobiles - (0.4)%
Ford Motor Co.	(4,012)	(26,720)

Banks - (6.1)%
Associated Banc-Corp.	(1,972)	(24,887)
BankUnited, Inc.	(1,112)	(24,364)
CIT Group, Inc.	(1,392)	(24,652)
Comerica, Inc.	(696)	(26,622)
First Horizon National Corp.	(2,876)	(27,121)
Hancock Whitney Corp.	(1,396)	(26,259)
M&T Bank Corp.	(260)	(23,943)
PacWest Bancorp	(1,444)	(24,663)
Sterling Bancorp	(2,236)	(23,523)
Synovus Financial Corp.	(1,268)	(26,844)
TCF Financial Corp.	(1,032)	(24,107)
Umpqua Holdings Corp.	(2,416)	(25,658)
Webster Financial Corp.	(960)	(25,354)
Wells Fargo & Co.	(1,140)	(26,801)
Wintrust Financial Corp.	(644)	(25,792)
		(380,590)
Beverages - (0.9)%
Constellation Brands, Inc., Class A	(152)	(28,805)
Molson Coors Beverage Co., Class B	(732)	(24,566)
		(53,371)
Biotechnology - (4.3)%
Agios Pharmaceuticals, Inc.*	(708)	(24,780)
Alexion Pharmaceuticals, Inc.*	(264)	(30,209)
Alkermes plc*	(1,724)	(28,567)
Bluebird Bio, Inc.*	(484)	(26,112)
Blueprint Medicines Corp.*	(372)	(34,484)
Exact Sciences Corp.*	(360)	(36,702)
FibroGen, Inc.*	(660)	(27,139)
Ionis Pharmaceuticals, Inc.*	(524)	(24,864)
Sage Therapeutics, Inc.*	(580)	(35,450)
		(268,307)
Building Products - (0.4)%
Armstrong World Industries, Inc.	(368)	(25,322)

Capital Markets - (0.5)%
Invesco Ltd.	(2,588)	(29,529)

Chemicals - (3.3)%
Axalta Coating Systems Ltd.*	(1,148)	(25,451)
CF Industries Holdings, Inc.	(816)	(25,059)
DuPont de Nemours, Inc.	(480)	(26,631)
Ingevity Corp.*	(480)	(23,731)
Mosaic Co. (The)	(1,480)	(27,040)
NewMarket Corp.	(72)	(24,647)
Olin Corp.	(2,284)	(28,276)
W R Grace & Co.	(652)	(26,269)
		(207,104)
Commercial Services & Supplies - (0.4)%
Deluxe Corp.	(940)	(24,186)

Communications Equipment - (2.0)%
Arista Networks, Inc.*	(120)	(24,832)
Cisco Systems, Inc.	(648)	(25,525)
CommScope Holding Co., Inc.*	(2,712)	(24,408)
Motorola Solutions, Inc.	(180)	(28,226)
ViaSat, Inc.*	(660)	(22,697)
		(125,688)
Construction & Engineering - (0.8)%
Fluor Corp.	(2,892)	(25,479)
MasTec, Inc.*	(600)	(25,320)
		(50,799)
Construction Materials - (0.5)%
Martin Marietta Materials, Inc.	(132)	(31,068)

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Consumer Finance - (1.9)%
Ally Financial, Inc.	(1,228)	(30,786)
Discover Financial Services	(532)	(30,739)
FirstCash, Inc.	(448)	(25,630)
Synchrony Financial	(1,120)	(29,310)
		(116,465)
Diversified Consumer Services - (1.3)%
Grand Canyon Education, Inc.*	(300)	(23,982)
H&R Block, Inc.	(1,920)	(31,277)
ServiceMaster Global Holdings, Inc.*	(688)	(27,437)
		(82,696)
Diversified Telecommunication Services - (0.4)%
Liberty Latin America Ltd., Class C*	(2,876)	(23,411)

Electric Utilities - (2.2)%
ALLETE, Inc.	(516)	(26,698)
Edison International	(536)	(27,250)
FirstEnergy Corp.	(976)	(28,021)
OGE Energy Corp.	(876)	(26,271)
Portland General Electric Co.	(736)	(26,128)
		(134,368)
Electrical Equipment - (0.4)%
Acuity Brands, Inc.	(248)	(25,383)

Electronic Equipment, Instruments & Components - (1.7)%
Avnet, Inc.	(1,020)	(26,357)
Coherent, Inc.*	(244)	(27,067)
FLIR Systems, Inc.	(760)	(27,246)
National Instruments Corp.	(760)	(27,132)
		(107,802)
Energy Equipment & Services - (0.8)%
Helmerich & Payne, Inc.	(1,652)	(24,202)
TechnipFMC plc	(3,760)	(23,725)
		(47,927)
Entertainment - (1.2)%
Cinemark Holdings, Inc.	(2,084)	(20,840)
Live Nation Entertainment, Inc.*	(520)	(28,018)
World Wrestling Entertainment, Inc., Class A	(596)	(24,120)
		(72,978)
Equity Real Estate Investment Trusts (REITs) - (6.8)%
Apple Hospitality REIT, Inc.	(2,724)	(26,178)
EPR Properties	(868)	(23,870)
Federal Realty Investment Trust	(344)	(25,263)
Kimco Realty Corp.	(2,364)	(26,619)
Paramount Group, Inc.	(3,684)	(26,083)
Park Hotels & Resorts, Inc.	(3,004)	(30,010)
Pebblebrook Hotel Trust	(2,192)	(27,466)
Regency Centers Corp.	(684)	(26,006)
RLJ Lodging Trust	(2,920)	(25,287)
Service Properties Trust	(3,356)	(26,680)
Simon Property Group, Inc.	(412)	(26,648)
SL Green Realty Corp.	(580)	(26,894)
Sunstone Hotel Investors, Inc.	(3,416)	(27,123)
Ventas, Inc.	(676)	(28,365)
Vornado Realty Trust	(752)	(25,350)
Welltower, Inc.	(492)	(27,104)
		(424,946)
Food & Staples Retailing - (1.8)%
Performance Food Group Co.*	(828)	(28,665)
Sysco Corp.	(476)	(29,617)
US Foods Holding Corp.*	(1,204)	(26,753)
Walgreens Boots Alliance, Inc.	(708)	(25,431)
		(110,466)
Food Products - (1.7)%
Bunge Ltd.	(588)	(26,872)
Post Holdings, Inc.*	(316)	(27,176)
TreeHouse Foods, Inc.*	(636)	(25,777)
Tyson Foods, Inc., Class A	(432)	(25,695)
		(105,520)
Gas Utilities - (1.6)%
New Jersey Resources Corp.	(912)	(24,642)
South Jersey Industries, Inc.	(1,240)	(23,895)
Spire, Inc.	(476)	(25,323)
UGI Corp.	(820)	(27,044)
		(100,904)
Health Care Equipment & Supplies - (3.5)%
Cooper Cos., Inc. (The)	(88)	(29,667)
DENTSPLY SIRONA, Inc.	(628)	(27,462)
Haemonetics Corp.*	(316)	(27,571)
Hill-Rom Holdings, Inc.	(292)	(24,385)
Integra LifeSciences Holdings Corp.*	(584)	(27,576)
LivaNova plc*	(596)	(26,945)
NuVasive, Inc.*	(536)	(26,034)
Stryker Corp.	(144)	(30,005)
		(219,645)
Health Care Providers & Services - (1.2)%
HealthEquity, Inc.*	(508)	(26,096)
MEDNAX, Inc.*	(1,488)	(24,225)
Universal Health Services, Inc., Class B	(252)	(26,969)
		(77,290)
Hotels, Restaurants & Leisure - (3.2)%
Aramark	(1,100)	(29,095)
Carnival Corp.	(1,792)	(27,202)
Darden Restaurants, Inc.	(332)	(33,446)
Norwegian Cruise Line Holdings Ltd.*	(1,792)	(30,661)
Royal Caribbean Cruises Ltd.	(436)	(28,222)
Six Flags Entertainment Corp.	(1,336)	(27,121)
Wynn Resorts Ltd.	(327)	(23,482)
		(199,229)
Household Durables - (0.5)%
Mohawk Industries, Inc.*	(300)	(29,277)

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Industrial Conglomerates - (0.4)%
General Electric Co.	(4,200)	(26,166)

Insurance - (2.5)%
American Financial Group, Inc.	(412)	(27,596)
American International Group, Inc.	(908)	(24,997)
Cincinnati Financial Corp.	(348)	(27,133)
Lincoln National Corp.	(760)	(23,811)
Reinsurance Group of America, Inc.	(304)	(28,938)
Unum Group	(1,488)	(25,043)
		(157,518)
Interactive Media & Services - (0.4)%
TripAdvisor, Inc.	(1,192)	(23,351)

Internet & Direct Marketing Retail - (0.4)%
Expedia Group, Inc.	(288)	(26,407)

IT Services - (3.3)%
Alliance Data Systems Corp.	(608)	(25,524)
Automatic Data Processing, Inc.	(196)	(27,340)
DXC Technology Co.	(1,408)	(25,133)
Euronet Worldwide, Inc.*	(264)	(24,050)
FleetCor Technologies, Inc.*	(112)	(26,667)
Perspecta, Inc.	(1,296)	(25,207)
Sabre Corp.	(3,872)	(25,207)
WEX, Inc.*	(172)	(23,903)
		(203,031)
Leisure Products - (0.5)%
Hasbro, Inc.	(344)	(28,456)

Machinery - (1.6)%
Crane Co.	(472)	(23,661)
Flowserve Corp.	(928)	(25,325)
Middleby Corp. (The)*	(288)	(25,837)
Woodward, Inc.	(328)	(26,292)
		(101,115)
Marine - (0.4)%
Kirby Corp.*	(636)	(23,004)

Media - (1.7)%
Discovery, Inc., Class C*	(1,332)	(26,107)
Omnicom Group, Inc.	(508)	(25,146)
TEGNA, Inc.	(2,152)	(25,286)
ViacomCBS, Inc.	(980)	(27,450)
		(103,989)
Metals & Mining - (0.7)%
Alcoa Corp.*	(1,816)	(21,120)
United States Steel Corp.	(3,476)	(25,514)
		(46,634)
Mortgage Real Estate Investment Trusts (REITs) - (0.9)%
Chimera Investment Corp.	(3,056)	(25,059)
New Residential Investment Corp.	(3,536)	(28,111)
		(53,170)
Multiline Retail - (0.7)%
Kohl's Corp.	(1,320)	(24,459)
Nordstrom, Inc.	(1,864)	(22,219)
		(46,678)
Multi-Utilities - (0.4)%
CenterPoint Energy, Inc.	(1,392)	(26,935)

Oil, Gas & Consumable Fuels - (1.8)%
Diamondback Energy, Inc.	(696)	(20,964)
Marathon Oil Corp.	(5,036)	(20,597)
Occidental Petroleum Corp.	(2,108)	(21,101)
ONEOK, Inc.	(1,032)	(26,811)
Ovintiv, Inc.	(2,436)	(19,878)
		(109,351)
Pharmaceuticals - (1.3)%
Elanco Animal Health, Inc.*	(972)	(27,148)
Jazz Pharmaceuticals plc*	(220)	(31,370)
Mylan NV*	(1,676)	(24,855)
		(83,373)
Professional Services - (0.8)%
Insperity, Inc.	(404)	(26,458)
Nielsen Holdings plc	(1,804)	(25,581)
		(52,039)
Real Estate Management & Development - (0.4)%
Howard Hughes Corp. (The)*	(476)	(27,418)

Road & Rail - (0.9)%
Lyft, Inc., Class A*	(928)	(25,567)
Ryder System, Inc.	(664)	(28,047)
		(53,614)
Semiconductors & Semiconductor Equipment - (0.9)%
Universal Display Corp.	(152)	(27,473)
Xilinx, Inc.	(260)	(27,102)
		(54,575)
Software - (3.0)%
Alteryx, Inc., Class A*	(228)	(25,889)
Anaplan, Inc.*	(472)	(29,538)
Blackbaud, Inc.	(424)	(23,672)
J2 Global, Inc.*	(368)	(25,473)
Teradata Corp.*	(1,112)	(25,242)
Verint Systems, Inc.*	(608)	(29,293)
VMware, Inc., Class A*	(192)	(27,585)
		(186,692)
Specialty Retail - (1.5)%
American Eagle Outfitters, Inc.	(2,400)	(35,544)
Foot Locker, Inc.	(940)	(31,048)
Ulta Beauty, Inc.*	(124)	(27,774)
		(94,366)
Technology Hardware, Storage & Peripherals - (2.7)%
Hewlett Packard Enterprise Co.	(2,900)	(27,173)
HP, Inc.	(1,492)	(28,333)
NCR Corp.*	(1,332)	(29,491)
NetApp, Inc.	(624)	(27,356)
Western Digital Corp.	(800)	(29,240)

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Xerox Holdings Corp.	(1,456)	(27,329)
		(168,922)
Textiles, Apparel & Luxury Goods - (1.9)%
Capri Holdings Ltd.*	(1,704)	(30,672)
PVH Corp.	(516)	(30,774)
Tapestry, Inc.	(1,844)	(28,822)
Under Armour, Inc., Class A*	(2,768)	(31,085)
		(121,353)
Thrifts & Mortgage Finance - (0.4)%
MGIC Investment Corp.	(3,104)	(27,501)

Trading Companies & Distributors - (0.4)%
Air Lease Corp.	(916)	(26,949)

TOTAL COMMON STOCKS (Proceeds $(5,405,155))		(5,314,308)

TOTAL SHORT POSITIONS (Proceeds $(5,405,155))		(5,314,308)

Total Investments - (2.1)% (Cost $(1,157,266))		(131,981)
Other assets less liabilities - 102.1%		6,371,515
Net Assets - 100.0%		6,239,534

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $4,927,460.

OTC Total return swap contracts outstanding as of September 30, 2020

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	562,169	9/30/2021	Morgan Stanley	0.65%	Monthly	Dow Jones U.S. High Momentum Total Return Index(4)	209,499
USD	(388,677)	9/30/2021	Morgan Stanley	(0.25)%	Monthly	Dow Jones U.S. Low Momentum Total Return Index(5)	(62,586)
							146,913

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. High Momentum Total Return Index (DJTLMOT) is designed to measure the performance of 200 companies ranked as having the highest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.
(5)	The Dow Jones U.S. Low Momentum Total Return Index (DJTSMOT) is designed to measure the performance of 200 companies ranked as having the lowest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 89.6%

COMMON STOCKS - 89.5%

Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.(a)	20	2,815
Raytheon Technologies Corp.(a)	51	2,935
Textron, Inc.(a)	79	2,851
		8,601
Auto Components - 1.6%
BorgWarner, Inc.(a)	74	2,867
Dana, Inc.(a)	221	2,723
Goodyear Tire & Rubber Co. (The)(a)	313	2,400
Lear Corp.(a)	26	2,835
		10,825
Automobiles - 1.3%
Ford Motor Co.(a)	449	2,990
General Motors Co.(a)	104	3,078
Harley-Davidson, Inc.(a)	109	2,675
		8,743
Banks - 3.1%
First Horizon National Corp.(a)	355	3,347
FNB Corp.(a)	450	3,051
Hancock Whitney Corp.(a)	154	2,897
Pinnacle Financial Partners, Inc.(a)	83	2,954
Popular, Inc.(a)	85	3,083
Sterling Bancorp(a)	271	2,851
Valley National Bancorp(a)	421	2,884
		21,067
Beverages - 0.4%
Molson Coors Beverage Co., Class B(a)	89	2,987

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc.*(a)	29	3,318
Biogen, Inc.*(a)	11	3,121
Gilead Sciences, Inc.(a)	44	2,780
United Therapeutics Corp.*(a)	29	2,929
		12,148
Building Products - 0.4%
Owens Corning(a)	44	3,028

Capital Markets - 0.5%
Invesco Ltd.(a)	290	3,309

Chemicals - 2.4%
Avient Corp.(a)	135	3,572
Eastman Chemical Co.(a)	49	3,828
Element Solutions, Inc.*(a)	283	2,974
LyondellBasell Industries NV, Class A(a)	44	3,102
Mosaic Co. (The)(a)	166	3,033
		16,509
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.(a)	173	2,491

Communications Equipment - 1.7%
CommScope Holding Co., Inc.*(a)	329	2,961
F5 Networks, Inc.*(a)	23	2,824
Juniper Networks, Inc.(a)	139	2,988
ViaSat, Inc.*	80	2,751
		11,524
Construction & Engineering - 2.2%
AECOM*(a)	80	3,347
EMCOR Group, Inc.(a)	42	2,844
MasTec, Inc.*(a)	67	2,827
Quanta Services, Inc.(a)	60	3,172
Valmont Industries, Inc.(a)	24	2,980
		15,170
Consumer Finance - 0.9%
Ally Financial, Inc.(a)	137	3,435
Navient Corp.(a)	350	2,957
		6,392
Containers & Packaging - 1.5%
Berry Global Group, Inc.*(a)	59	2,851
International Paper Co.(a)	98	3,973
Westrock Co.	100	3,474
		10,298
Distributors - 0.4%
LKQ Corp.*(a)	96	2,662

Diversified Financial Services - 0.8%
Equitable Holdings, Inc.(a)	145	2,645
Voya Financial, Inc.(a)	59	2,828
		5,473
Diversified Telecommunication Services - 0.9%
AT&T, Inc.(a)	109	3,108
CenturyLink, Inc.(a)	273	2,754
		5,862
Electric Utilities - 0.9%
Exelon Corp.(a)	87	3,111
PPL Corp.(a)	119	3,238
		6,349
Electrical Equipment - 1.3%
Acuity Brands, Inc.(a)	28	2,866
nVent Electric plc(a)	184	3,255
Regal Beloit Corp.(a)	31	2,910
		9,031
Electronic Equipment, Instruments & Components - 2.8%
Arrow Electronics, Inc.*(a)	40	3,146
Avnet, Inc.(a)	124	3,204
Corning, Inc.(a)	93	3,014

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Jabil, Inc.(a)	89	3,049
SYNNEX Corp.(a)	24	3,362
Vishay Intertechnology, Inc.	207	3,223
		18,998
Energy Equipment & Services - 0.4%
TechnipFMC plc(a)	456	2,877

Equity Real Estate Investment Trusts (REITs) - 6.8%
Brixmor Property Group, Inc.(a)	296	3,460
Corporate Office Properties Trust(a)	123	2,918
EPR Properties(a)	105	2,887
Kimco Realty Corp.(a)	296	3,333
National Health Investors, Inc.(a)	50	3,013
National Retail Properties, Inc.(a)	87	3,002
Omega Healthcare Investors, Inc.(a)	101	3,024
Paramount Group, Inc.(a)	428	3,030
Sabra Health Care REIT, Inc.(a)	209	2,881
Simon Property Group, Inc.(a)	46	2,975
Spirit Realty Capital, Inc.(a)	86	2,903
STORE Capital Corp.(a)	116	3,182
Sunstone Hotel Investors, Inc.(a)	382	3,033
VICI Properties, Inc.(a)	134	3,132
Weingarten Realty Investors	185	3,138
		45,911
Food & Staples Retailing - 0.8%
Kroger Co. (The)(a)	84	2,848
Walgreens Boots Alliance, Inc.	80	2,874
		5,722
Food Products - 2.5%
Conagra Brands, Inc.(a)	79	2,821
Ingredion, Inc.(a)	40	3,027
J M Smucker Co. (The)(a)	25	2,888
Kraft Heinz Co. (The)(a)	87	2,606
TreeHouse Foods, Inc.*(a)	63	2,553
Tyson Foods, Inc., Class A(a)	55	3,272
		17,167
Gas Utilities - 1.8%
National Fuel Gas Co.(a)	69	2,801
Southwest Gas Holdings, Inc.(a)	49	3,092
Spire, Inc.(a)	53	2,819
UGI Corp.(a)	107	3,529
		12,241
Health Care Providers & Services - 6.9%
Acadia Healthcare Co., Inc.*(a)	118	3,479
AmerisourceBergen Corp.(a)	35	3,392
Anthem, Inc.(a)	12	3,223
Cardinal Health, Inc.(a)	61	2,864
Centene Corp.*(a)	50	2,916
Cigna Corp.(a)	17	2,880
CVS Health Corp.(a)	51	2,978
DaVita, Inc.*(a)	35	2,998
HCA Healthcare, Inc.(a)	23	2,868
Laboratory Corp. of America Holdings*(a)	19	3,577
McKesson Corp.(a)	21	3,128
MEDNAX, Inc.*(a)	166	2,702
Premier, Inc., Class A(a)	96	3,152
Quest Diagnostics, Inc.(a)	29	3,320
Universal Health Services, Inc., Class B(a)	32	3,425
		46,902
Household Durables - 2.0%
Lennar Corp., Class A(a)	40	3,267
Mohawk Industries, Inc.*(a)	37	3,611
Newell Brands, Inc.(a)	192	3,295
PulteGroup, Inc.(a)	66	3,055
		13,228
Household Products - 0.4%
Spectrum Brands Holdings, Inc.(a)	52	2,972

Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	164	3,093

Insurance - 4.8%
American International Group, Inc.(a)	110	3,028
Assured Guaranty Ltd.(a)	129	2,771
Athene Holding Ltd., Class A*(a)	83	2,829
Brighthouse Financial, Inc.*(a)	112	3,014
CNO Financial Group, Inc.(a)	186	2,983
Lincoln National Corp.(a)	88	2,757
MetLife, Inc.(a)	93	3,457
Principal Financial Group, Inc.(a)	70	2,819
Prudential Financial, Inc.(a)	45	2,858
Reinsurance Group of America, Inc.(a)	37	3,522
Unum Group(a)	167	2,811
		32,849
Internet & Direct Marketing Retail - 0.3%
Qurate Retail, Inc., Series A(a)	287	2,061

IT Services - 4.4%
Alliance Data Systems Corp.(a)	71	2,981
Amdocs Ltd.(a)	54	3,100
CACI International, Inc., Class A*(a)	13	2,771
Cognizant Technology Solutions Corp., Class A(a)	45	3,124
DXC Technology Co.(a)	157	2,802
International Business Machines Corp.(a)	27	3,285
KBR, Inc.(a)	144	3,220
Perspecta, Inc.(a)	151	2,937

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Science Applications International Corp.(a)	38	2,980
WEX, Inc.*	19	2,640
		29,840
Machinery - 2.3%
AGCO Corp.(a)	43	3,194
Allison Transmission Holdings, Inc.(a)	89	3,127
Crane Co.(a)	61	3,058
Oshkosh Corp.(a)	47	3,455
Timken Co. (The)(a)	56	3,036
		15,870
Marine - 0.4%
Kirby Corp.*(a)	65	2,351

Media - 2.7%
Discovery, Inc., Class C*(a)	171	3,351
DISH Network Corp., Class A*(a)	89	2,584
Interpublic Group of Cos., Inc. (The)(a)	197	3,284
Nexstar Media Group, Inc., Class A(a)	33	2,968
TEGNA, Inc.(a)	241	2,832
ViacomCBS, Inc.(a)	110	3,081
		18,100
Metals & Mining - 1.3%
Commercial Metals Co.(a)	145	2,897
Reliance Steel & Aluminum Co.(a)	29	2,959
Steel Dynamics, Inc.(a)	103	2,949
		8,805
Mortgage Real Estate Investment Trusts (REITs) - 1.4%
AGNC Investment Corp.(a)	218	3,032
Annaly Capital Management, Inc.(a)	418	2,976
New Residential Investment Corp.(a)	462	3,673
		9,681
Multiline Retail - 0.5%
Kohl's Corp.(a)	173	3,206

Multi-Utilities - 1.4%
Black Hills Corp.(a)	57	3,049
MDU Resources Group, Inc.(a)	153	3,442
NorthWestern Corp.(a)	59	2,870
		9,361
Oil, Gas & Consumable Fuels - 2.3%
Concho Resources, Inc.(a)	60	2,647
Diamondback Energy, Inc.(a)	79	2,379
Equitrans Midstream Corp.(a)	292	2,470
Kinder Morgan, Inc.(a)	215	2,651
ONEOK, Inc.(a)	115	2,988
Parsley Energy, Inc., Class A(a)	280	2,621
		15,756
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.(a)	55	3,316
Jazz Pharmaceuticals plc*(a)	28	3,993
Mylan NV*(a)	188	2,788
Perrigo Co. plc(a)	62	2,846
		12,943
Professional Services - 1.3%
ASGN, Inc.*(a)	43	2,733
ManpowerGroup, Inc.(a)	48	3,520
Nielsen Holdings plc(a)	202	2,864
		9,117
Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A*(a)	65	3,053
Jones Lang LaSalle, Inc.(a)	33	3,157
		6,210
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc.(a)	66	2,686

Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.(a)	53	2,745
Micron Technology, Inc.*(a)	71	3,334
ON Semiconductor Corp.*(a)	141	3,058
		9,137
Software - 1.4%
J2 Global, Inc.*(a)	42	2,907
SS&C Technologies Holdings, Inc.(a)	48	2,905
Verint Systems, Inc.*(a)	74	3,566
		9,378
Specialty Retail - 1.9%
Aaron's, Inc.(a)	54	3,059
AutoNation, Inc.*(a)	54	2,858
Foot Locker, Inc.(a)	120	3,964
Lithia Motors, Inc., Class A(a)	12	2,735
		12,616
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.(a)	24	2,779
Dell Technologies, Inc., Class C*(a)	49	3,317
Hewlett Packard Enterprise Co.(a)	352	3,298
NCR Corp.*(a)	149	3,299
Seagate Technology plc(a)	64	3,153
Western Digital Corp.	76	2,778
Xerox Holdings Corp.	163	3,060
		21,684
Textiles, Apparel & Luxury Goods - 2.6%
Capri Holdings Ltd.*(a)	218	3,924
Hanesbrands, Inc.(a)	197	3,103
PVH Corp.(a)	58	3,459
Ralph Lauren Corp.(a)	45	3,059
Tapestry, Inc.(a)	243	3,798
		17,343

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.(a)	347	3,075
Radian Group, Inc.(a)	217	3,170
		6,245
Trading Companies & Distributors - 2.3%
Air Lease Corp.(a)	111	3,266
GATX Corp.(a)	53	3,379
United Rentals, Inc.*(a)	17	2,966
Univar Solutions, Inc.*(a)	168	2,836
WESCO International, Inc.*	65	2,861
		15,308
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Corp.(a)	117	3,146

Wireless Telecommunication Services - 0.4%
Telephone and Data Systems, Inc.(a)	131	2,416

TOTAL COMMON STOCKS (Cost $703,349)		607,689

PREFERRED STOCKS - 0.1%

Internet & Direct Marketing Retail - 0.1%
Qurate Retail, Inc. 8.00% (a) (Cost $719)	8	788

TOTAL LONG POSITIONS (Cost $704,068)		608,477

SHORT POSITIONS - (91.5)%

COMMON STOCKS - (91.5)%

Aerospace & Defense - (1.9)%
Axon Enterprise, Inc.*	(36)	(3,265)
Boeing Co. (The)	(18)	(2,974)
HEICO Corp.	(33)	(3,454)
TransDigm Group, Inc.	(6)	(2,851)
		(12,544)
Airlines - (0.4)%
American Airlines Group, Inc.	(237)	(2,913)

Banks - (0.5)%
First Financial Bankshares, Inc.	(111)	(3,098)

Beverages - (1.3)%
Boston Beer Co., Inc. (The), Class A*	(3)	(2,650)
Brown-Forman Corp., Class B	(42)	(3,164)
Monster Beverage Corp.*	(36)	(2,887)
		(8,701)
Biotechnology - (5.7)%
ACADIA Pharmaceuticals, Inc.*	(68)	(2,805)
Agios Pharmaceuticals, Inc.*	(66)	(2,310)
Allogene Therapeutics, Inc.*	(87)	(3,281)
Alnylam Pharmaceuticals, Inc.*	(25)	(3,640)
Exact Sciences Corp.*	(40)	(4,078)
FibroGen, Inc.*	(73)	(3,002)
Immunomedics, Inc.*	(73)	(6,207)
Moderna, Inc.*	(43)	(3,042)
Sarepta Therapeutics, Inc.*	(22)	(3,089)
Seattle Genetics, Inc.*	(22)	(4,305)
Ultragenyx Pharmaceutical, Inc.*	(36)	(2,959)
		(38,718)
Building Products - (1.4)%
Allegion plc	(34)	(3,363)
Lennox International, Inc.	(11)	(2,999)
Trex Co., Inc.*	(40)	(2,864)
		(9,226)
Capital Markets - (7.0)%
Blackstone Group, Inc. (The), Class A	(59)	(3,080)
Cboe Global Markets, Inc.	(32)	(2,808)
CME Group, Inc.	(18)	(3,012)
Evercore, Inc., Class A	(48)	(3,142)
FactSet Research Systems, Inc.	(9)	(3,014)
Interactive Brokers Group, Inc., Class A	(58)	(2,803)
Intercontinental Exchange, Inc.	(29)	(2,901)
Lazard Ltd., Class A	(97)	(3,206)
LPL Financial Holdings, Inc.	(37)	(2,837)
MarketAxess Holdings, Inc.	(7)	(3,371)
Moody's Corp.	(10)	(2,898)
MSCI, Inc.	(8)	(2,854)
Nasdaq, Inc.	(23)	(2,822)
S&P Global, Inc.	(8)	(2,885)
SEI Investments Co.	(62)	(3,145)
Tradeweb Markets, Inc., Class A	(51)	(2,958)
		(47,736)
Chemicals - (3.0)%
Air Products and Chemicals, Inc.	(10)	(2,979)
Ecolab, Inc.	(16)	(3,197)
FMC Corp.	(28)	(2,966)
Linde plc	(12)	(2,858)
RPM International, Inc.	(35)	(2,899)
Scotts Miracle-Gro Co. (The)	(19)	(2,905)
Sherwin-Williams Co. (The)	(4)	(2,787)
		(20,591)
Commercial Services & Supplies - (2.4)%
Cintas Corp.	(9)	(2,995)
Copart, Inc.*	(30)	(3,155)

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
IAA, Inc.*	(60)	(3,124)
MSA Safety, Inc.	(28)	(3,757)
Rollins, Inc.	(54)	(2,926)
		(15,957)
Construction Materials - (0.5)%
Vulcan Materials Co.	(25)	(3,388)

Consumer Finance - (2.2)%
American Express Co.	(35)	(3,509)
Credit Acceptance Corp.*	(7)	(2,371)
FirstCash, Inc.	(49)	(2,803)
Green Dot Corp., Class A*	(58)	(2,935)
LendingTree, Inc.*	(10)	(3,069)
		(14,687)
Containers & Packaging - (1.0)%
AptarGroup, Inc.	(30)	(3,396)
Ball Corp.	(38)	(3,159)
		(6,555)
Distributors - (0.4)%
Pool Corp.	(9)	(3,011)

Diversified Consumer Services - (1.0)%
Bright Horizons Family Solutions, Inc.*	(24)	(3,649)
Chegg, Inc.*	(40)	(2,858)
		(6,507)
Electric Utilities - (2.4)%
Alliant Energy Corp.	(56)	(2,892)
Edison International	(57)	(2,898)
Eversource Energy	(40)	(3,342)
NextEra Energy, Inc.	(13)	(3,608)
Xcel Energy, Inc.	(51)	(3,520)
		(16,260)
Electrical Equipment - (0.9)%
Generac Holdings, Inc.*	(16)	(3,098)
Rockwell Automation, Inc.	(15)	(3,310)
		(6,408)
Energy Equipment & Services - (0.3)%
Halliburton Co.	(192)	(2,314)

Entertainment - (1.8)%
Live Nation Entertainment, Inc.*	(58)	(3,125)
Madison Square Garden Sports Corp.*	(19)	(2,859)
Netflix, Inc.*	(6)	(3,000)
Roku, Inc.*	(18)	(3,399)
		(12,383)
Equity Real Estate Investment Trusts (REITs) - (7.7)%
American Tower Corp.	(13)	(3,142)
Americold Realty Trust	(94)	(3,360)
CoreSite Realty Corp.	(27)	(3,210)
Crown Castle International Corp.	(20)	(3,330)
CyrusOne, Inc.	(37)	(2,591)
Digital Realty Trust, Inc.	(23)	(3,375)
Duke Realty Corp.	(78)	(2,878)
EastGroup Properties, Inc.	(22)	(2,845)
Equinix, Inc.	(4)	(3,041)
Equity LifeStyle Properties, Inc.	(53)	(3,249)
Extra Space Storage, Inc.	(29)	(3,103)
Prologis, Inc.	(30)	(3,019)
Rexford Industrial Realty, Inc.	(64)	(2,929)
SBA Communications Corp.	(11)	(3,503)
Sun Communities, Inc.	(24)	(3,375)
Taubman Centers, Inc.	(82)	(2,730)
UDR, Inc.	(88)	(2,870)
		(52,550)
Food & Staples Retailing - (1.0)%
Costco Wholesale Corp.	(9)	(3,195)
Sysco Corp.	(53)	(3,298)
		(6,493)
Food Products - (0.4)%
McCormick & Co., Inc. (Non-Voting)	(15)	(2,911)

Health Care Equipment & Supplies - (2.6)%
ABIOMED, Inc.*	(10)	(2,770)
DexCom, Inc.*	(7)	(2,886)
IDEXX Laboratories, Inc.*	(8)	(3,145)
Insulet Corp.*	(14)	(3,312)
Penumbra, Inc.*	(13)	(2,527)
West Pharmaceutical Services, Inc.	(11)	(3,024)
		(17,664)
Health Care Providers & Services - (0.6)%
Guardant Health, Inc.*	(38)	(4,248)

Health Care Technology - (0.9)%
Teladoc Health, Inc.*	(14)	(3,069)
Veeva Systems, Inc., Class A*	(11)	(3,093)
		(6,162)
Hotels, Restaurants & Leisure - (4.5)%
Chipotle Mexican Grill, Inc.*	(2)	(2,487)
Choice Hotels International, Inc.	(32)	(2,751)
Churchill Downs, Inc.	(18)	(2,949)
Domino's Pizza, Inc.	(7)	(2,977)
Las Vegas Sands Corp.	(71)	(3,313)
McDonald's Corp.	(14)	(3,073)
Planet Fitness, Inc., Class A*	(51)	(3,143)
Starbucks Corp.	(43)	(3,694)
Wynn Resorts Ltd.	(41)	(2,944)
Yum! Brands, Inc.	(37)	(3,378)
		(30,709)
Household Products - (1.5)%
Church & Dwight Co., Inc.	(32)	(2,999)
Clorox Co. (The)	(16)	(3,362)
Colgate-Palmolive Co.	(46)	(3,549)
		(9,910)

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Industrial Conglomerates - (0.4)%
Roper Technologies, Inc.	(7)	(2,766)

Insurance - (2.8)%
Aon plc, Class A	(17)	(3,507)
Arthur J Gallagher & Co.	(29)	(3,062)
Brown & Brown, Inc.	(66)	(2,988)
Erie Indemnity Co., Class A	(15)	(3,154)
Marsh & McLennan Cos., Inc.	(32)	(3,671)
RLI Corp.	(32)	(2,679)
		(19,061)
Interactive Media & Services - (2.0)%
Match Group, Inc.*	(25)	(2,766)
Pinterest, Inc., Class A*	(88)	(3,653)
Snap, Inc., Class A*	(142)	(3,708)
Zillow Group, Inc., Class C*	(36)	(3,657)
		(13,784)
Internet & Direct Marketing Retail - (2.1)%
Amazon.com, Inc.*	(1)	(3,149)
Chewy, Inc., Class A*	(52)	(2,851)
Etsy, Inc.*	(24)	(2,919)
Expedia Group, Inc.	(32)	(2,934)
Wayfair, Inc., Class A*	(9)	(2,619)
		(14,472)
IT Services - (2.3)%
Mastercard, Inc., Class A	(9)	(3,043)
MongoDB, Inc.*	(15)	(3,473)
Okta, Inc.*	(14)	(2,994)
Square, Inc., Class A*	(20)	(3,251)
VeriSign, Inc.*	(15)	(3,073)
		(15,834)
Leisure Products - (0.5)%
Mattel, Inc.*	(273)	(3,194)

Life Sciences Tools & Services - (0.8)%
Illumina, Inc.*	(9)	(2,782)
Repligen Corp.*	(20)	(2,951)
		(5,733)
Machinery - (2.4)%
Graco, Inc.	(52)	(3,190)
IDEX Corp.	(17)	(3,101)
Illinois Tool Works, Inc.	(15)	(2,898)
Otis Worldwide Corp.	(47)	(2,934)
Toro Co. (The)	(47)	(3,946)
		(16,069)
Media - (0.4)%
New York Times Co. (The), Class A	(70)	(2,995)

Metals & Mining - (0.4)%
Royal Gold, Inc.	(25)	(3,004)

Multi-Utilities - (1.4)%
CMS Energy Corp.	(51)	(3,132)
Sempra Energy	(25)	(2,959)
WEC Energy Group, Inc.	(37)	(3,585)
		(9,676)
Oil, Gas & Consumable Fuels - (2.2)%
Apache Corp.	(215)	(2,036)
Cheniere Energy, Inc.*	(59)	(2,730)
ConocoPhillips	(79)	(2,594)
Hess Corp.	(71)	(2,906)
Noble Energy, Inc.	(301)	(2,574)
Valero Energy Corp.	(50)	(2,166)
		(15,006)
Personal Products - (0.5)%
Estee Lauder Cos., Inc. (The), Class A	(14)	(3,055)

Pharmaceuticals - (0.5)%
Zoetis, Inc.	(19)	(3,142)

Professional Services - (2.0)%
CoStar Group, Inc.*	(4)	(3,394)
Equifax, Inc.	(22)	(3,452)
TransUnion	(39)	(3,281)
Verisk Analytics, Inc.	(19)	(3,521)
		(13,648)
Road & Rail - (0.9)%
Lyft, Inc., Class A*	(107)	(2,948)
Uber Technologies, Inc.*	(94)	(3,429)
		(6,377)
Semiconductors & Semiconductor Equipment - (0.9)%
Advanced Micro Devices, Inc.*	(35)	(2,870)
Universal Display Corp.	(17)	(3,072)
		(5,942)
Software - (11.9)%
Adobe, Inc.*	(6)	(2,943)
Alteryx, Inc., Class A*	(24)	(2,725)
Anaplan, Inc.*	(52)	(3,254)
Autodesk, Inc.*	(12)	(2,772)
Avalara, Inc.*	(24)	(3,056)
Coupa Software, Inc.*	(9)	(2,468)
Crowdstrike Holdings, Inc., Class A*	(26)	(3,570)
Datadog, Inc., Class A*	(35)	(3,576)
DocuSign, Inc.*	(14)	(3,013)
Elastic NV*	(27)	(2,913)
Fair Isaac Corp.*	(8)	(3,403)
HubSpot, Inc.*	(10)	(2,922)
Manhattan Associates, Inc.*	(31)	(2,960)
New Relic, Inc.*	(51)	(2,875)
Nutanix, Inc., Class A*	(140)	(3,105)
Paycom Software, Inc.*	(10)	(3,113)
Pegasystems, Inc.	(23)	(2,784)

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
RingCentral, Inc., Class A*	(12)	(3,295)
ServiceNow, Inc.*	(6)	(2,910)
Smartsheet, Inc., Class A*	(60)	(2,965)
Splunk, Inc.*	(14)	(2,634)
Trade Desk, Inc. (The), Class A*	(6)	(3,113)
Workday, Inc., Class A*	(14)	(3,012)
Zendesk, Inc.*	(33)	(3,397)
Zoom Video Communications, Inc., Class A*	(10)	(4,701)
Zscaler, Inc.*	(22)	(3,095)
		(80,574)
Specialty Retail - (1.0)%
Carvana Co.*	(15)	(3,346)
Five Below, Inc.*	(26)	(3,302)
		(6,648)
Textiles, Apparel & Luxury Goods - (0.9)%
Lululemon Athletica, Inc.*	(8)	(2,635)
NIKE, Inc., Class B	(27)	(3,390)
		(6,025)
Trading Companies & Distributors - (0.9)%
Fastenal Co.	(63)	(2,840)
SiteOne Landscape Supply, Inc.*	(24)	(2,927)
		(5,767)
Water Utilities - (1.0)%
American Water Works Co., Inc.	(26)	(3,767)
Essential Utilities, Inc.	(77)	(3,099)
		(6,866)
TOTAL COMMON STOCKS (Proceeds $(467,808))		(621,282)

TOTAL SHORT POSITIONS (Proceeds $(467,808))		(621,282)

Total Investments - (1.9)% (Cost $236,260)		(12,805)
Other assets less liabilities - 101.9%		691,677
Net Assets - 100.0%		678,872

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $578,586.

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2020 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2020

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	92,248	9/30/2021	Morgan Stanley	0.55%	Monthly	Dow Jones U.S. Relative Value Total Return Index(4)	(12,961)
USD	(67,649)	9/30/2021	Morgan Stanley	(0.25)%	Monthly	Dow Jones U.S. Short Relative Value Total Return Index(5)	(16,442)
							(29,403)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. Relative Value Total Return Index (DJTLSVT) is designed to measure the performance of 200 companies ranked as undervalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.
(5)	The Dow Jones U.S. Short Relative Value Total Return Index (DJTSSVT) is designed to measure the performance of 200 companies ranked as overvalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 85.6%

COMMON STOCKS - 85.6%

Aerospace & Defense - 1.7%
L3Harris Technologies, Inc.(a)	5,568	945,669
Lockheed Martin Corp.(a)	2,496	956,667
Mercury Systems, Inc.*	13,440	1,041,063
Northrop Grumman Corp.	2,880	908,611
		3,852,010
Air Freight & Logistics - 1.9%
CH Robinson Worldwide, Inc.(a)	10,368	1,059,506
Expeditors International of Washington, Inc.(a)	11,520	1,042,790
FedEx Corp.(a)	4,608	1,159,004
United Parcel Service, Inc., Class B	6,336	1,055,768
		4,317,068
Auto Components - 0.4%
Gentex Corp.(a)	36,288	934,416

Banks - 2.8%
Bank of Hawaii Corp.(a)	18,048	911,785
Bank OZK	43,392	925,118
Commerce Bancshares, Inc.(a)	16,896	951,076
First Financial Bankshares, Inc.(a)	32,448	905,624
First Hawaiian, Inc.(a)	61,824	894,593
Glacier Bancorp, Inc.(a)	28,608	916,886
UMB Financial Corp.	18,624	912,762
		6,417,844
Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc.*(a)	9,600	1,098,528
Alnylam Pharmaceuticals, Inc.*(a)	7,488	1,090,253
Amgen, Inc.(a)	4,032	1,024,773
Gilead Sciences, Inc.(a)	15,360	970,598
Incyte Corp.*(a)	10,752	964,885
Moderna, Inc.*	14,208	1,005,216
Neurocrine Biosciences, Inc.*	9,024	867,748
Regeneron Pharmaceuticals, Inc.*	1,728	967,300
Seattle Genetics, Inc.*	6,528	1,277,464
United Therapeutics Corp.*	9,600	969,600
Vertex Pharmaceuticals, Inc.*	3,648	992,694
		11,229,059
Building Products - 0.4%
Lennox International, Inc.(a)	3,456	942,140

Capital Markets - 4.7%
Bank of New York Mellon Corp. (The)(a)	27,456	942,839
Cboe Global Markets, Inc.(a)	10,944	960,226
Charles Schwab Corp. (The)	28,416	1,029,512
CME Group, Inc.(a)	5,760	963,705
Franklin Resources, Inc.(a)	47,232	961,171
Interactive Brokers Group, Inc., Class A(a)	19,008	918,657
Intercontinental Exchange, Inc.(a)	9,600	960,480
MarketAxess Holdings, Inc.(a)	1,920	924,653
Morningstar, Inc.	6,144	986,788
MSCI, Inc.	2,688	959,025
Tradeweb Markets, Inc., Class A	17,664	1,024,512
		10,631,568
Chemicals - 1.8%
Air Products and Chemicals, Inc.(a)	3,456	1,029,404
Corteva, Inc.(a)	34,368	990,142
NewMarket Corp.	2,688	920,156
Olin Corp.	87,168	1,079,140
		4,018,842
Commercial Services & Supplies - 1.8%
Republic Services, Inc.	10,944	1,021,622
Rollins, Inc.	18,048	978,021
Tetra Tech, Inc.	10,752	1,026,816
Waste Management, Inc.	8,832	999,518
		4,025,977
Communications Equipment - 0.8%
Cisco Systems, Inc.(a)	23,808	937,797
Ubiquiti, Inc.	5,376	895,964
		1,833,761
Construction & Engineering - 0.4%
Valmont Industries, Inc.	7,872	977,545

Consumer Finance - 0.4%
FirstCash, Inc.(a)	16,512	944,652

Containers & Packaging - 2.2%
Amcor plc(a)	91,776	1,014,125
AptarGroup, Inc.(a)	8,448	956,313
Packaging Corp. of America	9,984	1,088,755
Silgan Holdings, Inc.	26,688	981,318
Sonoco Products Co.	18,624	951,128
		4,991,639
Distributors - 0.5%
Pool Corp.	3,072	1,027,707

Diversified Consumer Services - 2.1%
frontdoor, Inc.*(a)	24,384	948,782
Graham Holdings Co., Class B(a)	2,496	1,008,659
Grand Canyon Education, Inc.*(a)	10,944	874,863
Service Corp. International	22,080	931,334
ServiceMaster Global Holdings, Inc.*	25,344	1,010,719
		4,774,357
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc., Class B*(a)	4,608	981,228

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Diversified Telecommunication Services - 0.8%
Liberty Global plc, Class C*(a)	44,160	906,826
Verizon Communications, Inc.	16,896	1,005,143
		1,911,969
Electric Utilities - 1.3%
Avangrid, Inc.(a)	20,544	1,036,650
Hawaiian Electric Industries, Inc.(a)	29,376	976,458
NextEra Energy, Inc.	3,648	1,012,539
		3,025,647
Electronic Equipment, Instruments & Components - 1.2%
Cognex Corp.(a)	14,784	962,438
Keysight Technologies, Inc.*(a)	10,176	1,005,185
Zebra Technologies Corp., Class A*	3,456	872,502
		2,840,125
Entertainment - 2.5%
Activision Blizzard, Inc.(a)	11,904	963,629
Electronic Arts, Inc.*(a)	6,912	901,394
Netflix, Inc.*	1,920	960,057
Take-Two Interactive Software, Inc.*	5,760	951,667
World Wrestling Entertainment, Inc., Class A	22,080	893,578
Zynga, Inc., Class A*	110,016	1,003,346
		5,673,671
Equity Real Estate Investment Trusts (REITs) - 7.3%
American Tower Corp.(a)	4,032	974,655
Americold Realty Trust(a)	26,304	940,368
CoreSite Realty Corp.(a)	8,256	981,473
Crown Castle International Corp.(a)	6,336	1,054,944
CubeSmart(a)	32,448	1,048,395
CyrusOne, Inc.(a)	12,288	860,529
Digital Realty Trust, Inc.(a)	6,528	958,049
Equinix, Inc.(a)	1,344	1,021,615
Equity Commonwealth(a)	32,640	869,203
Equity LifeStyle Properties, Inc.(a)	15,552	953,338
Extra Space Storage, Inc.(a)	9,408	1,006,562
Healthcare Trust of America, Inc., Class A(a)	39,552	1,028,352
Lexington Realty Trust(a)	86,784	906,893
Public Storage	4,800	1,069,056
Rayonier, Inc.	35,136	928,996
SBA Communications Corp.	3,264	1,039,519
Sun Communities, Inc.	6,912	971,896
		16,613,843
Food & Staples Retailing - 0.8%
Kroger Co. (The)(a)	27,648	937,544
Sprouts Farmers Market, Inc.*	41,472	868,009
		1,805,553
Food Products - 2.6%
Flowers Foods, Inc.(a)	40,320	980,986
General Mills, Inc.(a)	15,552	959,247
Hain Celestial Group, Inc. (The)*(a)	30,528	1,047,110
Hormel Foods Corp.(a)	19,776	966,849
J M Smucker Co. (The)	8,256	953,733
Kellogg Co.(a)	14,208	917,695
		5,825,620
Gas Utilities - 2.0%
Atmos Energy Corp.(a)	10,176	972,724
National Fuel Gas Co.	22,464	911,814
New Jersey Resources Corp.	33,600	907,872
South Jersey Industries, Inc.	45,504	876,862
Spire, Inc.	17,472	929,510
		4,598,782
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.(a)	11,904	957,319
Becton Dickinson and Co.(a)	4,032	938,166
ICU Medical, Inc.*(a)	5,184	947,428
		2,842,913
Health Care Providers & Services - 0.9%
Amedisys, Inc.*(a)	4,032	953,286
Premier, Inc., Class A	32,064	1,052,661
		2,005,947
Health Care Technology - 0.9%
Teladoc Health, Inc.*	4,608	1,010,258
Veeva Systems, Inc., Class A*	3,648	1,025,781
		2,036,039
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.(a)	2,496	1,061,499
McDonald's Corp.(a)	4,608	1,011,410
		2,072,909
Household Durables - 0.8%
Garmin Ltd.(a)	9,600	910,656
Helen of Troy Ltd.*(a)	4,800	928,896
		1,839,552
Household Products - 0.9%
Church & Dwight Co., Inc.(a)	10,560	989,578
Clorox Co. (The)(a)	4,608	968,463
		1,958,041
Industrial Conglomerates - 0.8%
3M Co.	6,144	984,146
Roper Technologies, Inc.	2,304	910,333
		1,894,479
Insurance - 3.8%
Arthur J Gallagher & Co.(a)	9,600	1,013,568
Axis Capital Holdings Ltd.(a)	22,080	972,403
Brown & Brown, Inc.(a)	22,080	999,562
Erie Indemnity Co., Class A(a)	4,800	1,009,344
Everest Re Group Ltd.	4,608	910,264
Progressive Corp. (The)	10,944	1,036,069
RLI Corp.	10,752	900,265
Selective Insurance Group, Inc.	17,472	899,633

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
White Mountains Insurance Group Ltd.	1,152	897,408
		8,638,516
Interactive Media & Services - 0.4%
Alphabet, Inc., Class C*(a)	576	846,490

Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc.*(a)	384	1,209,112
eBay, Inc.(a)	17,088	890,285
		2,099,397
IT Services - 3.9%
Accenture plc, Class A(a)	4,224	954,582
Akamai Technologies, Inc.*(a)	9,024	997,513
Black Knight, Inc.*(a)	12,096	1,052,957
Booz Allen Hamilton Holding Corp.(a)	11,520	955,929
Broadridge Financial Solutions, Inc.(a)	7,296	963,072
MAXIMUS, Inc.	12,864	880,026
MongoDB, Inc.*(a)	4,416	1,022,348
Okta, Inc.*	4,416	944,362
VeriSign, Inc.*	4,800	983,280
		8,754,069
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A*(a)	1,920	989,683
Repligen Corp.*	6,720	991,469
		1,981,152
Machinery - 1.4%
Caterpillar, Inc.(a)	7,104	1,059,561
Graco, Inc.(a)	17,088	1,048,349
Toro Co. (The)	13,440	1,128,288
		3,236,198
Metals & Mining - 0.8%
Newmont Corp.	15,360	974,592
Royal Gold, Inc.	7,296	876,760
		1,851,352
Multiline Retail - 1.6%
Dollar General Corp.(a)	4,992	1,046,423
Dollar Tree, Inc.*(a)	9,600	876,864
Ollie's Bargain Outlet Holdings, Inc.*	9,024	788,246
Target Corp.	6,528	1,027,638
		3,739,171
Multi-Utilities - 0.9%
Consolidated Edison, Inc.(a)	14,208	1,105,382
Dominion Energy, Inc.(a)	12,864	1,015,356
		2,120,738
Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corp.(a)	53,760	933,274
Cheniere Energy, Inc.*(a)	19,776	915,036
Concho Resources, Inc.(a)	19,776	872,517
ConocoPhillips(a)	26,688	876,434
EOG Resources, Inc.(a)	23,232	834,958
EQT Corp.(a)	64,128	829,175
Equitrans Midstream Corp.(a)	95,616	808,911
		6,070,305
Pharmaceuticals - 1.3%
Eli Lilly and Co.(a)	6,720	994,694
Johnson & Johnson(a)	6,528	971,889
Merck & Co., Inc.	11,712	971,510
		2,938,093
Professional Services - 1.3%
FTI Consulting, Inc.*(a)	8,640	915,581
Nielsen Holdings plc	66,432	942,006
Verisk Analytics, Inc.	5,376	996,226
		2,853,813
Road & Rail - 1.6%
JB Hunt Transport Services, Inc.(a)	7,104	897,803
Knight-Swift Transportation Holdings, Inc.(a)	21,696	883,027
Landstar System, Inc.(a)	7,296	915,575
Old Dominion Freight Line, Inc.	4,992	903,153
		3,599,558
Semiconductors & Semiconductor Equipment - 0.9%
Texas Instruments, Inc.	7,104	1,014,380
Xilinx, Inc.	9,600	1,000,704
		2,015,084
Software - 7.0%
Adobe, Inc.*(a)	1,920	941,626
Autodesk, Inc.*(a)	4,032	931,432
Citrix Systems, Inc.(a)	6,912	951,852
Coupa Software, Inc.*(a)	3,072	842,465
DocuSign, Inc.*(a)	4,608	991,826
Dropbox, Inc., Class A*(a)	48,960	942,970
Fortinet, Inc.*(a)	7,296	859,542
Guidewire Software, Inc.*(a)	9,024	940,932
NortonLifeLock, Inc.	41,472	864,276
Oracle Corp.	17,472	1,043,078
RingCentral, Inc., Class A*	3,456	949,052
Smartsheet, Inc., Class A*	19,200	948,864
Teradata Corp.*	40,896	928,339
Tyler Technologies, Inc.*	2,880	1,003,853
Zoom Video Communications, Inc., Class A*	3,456	1,624,700
Zscaler, Inc.*	7,104	999,462
		15,764,269
Specialty Retail - 1.3%
Murphy USA, Inc.*	7,296	935,858
O'Reilly Automotive, Inc.*	2,112	973,801
Tractor Supply Co.	6,528	935,723
		2,845,382
Textiles, Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co.(a)	12,096	1,052,110
Hanesbrands, Inc.(a)	64,512	1,016,064

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Lululemon Athletica, Inc.*(a)	2,688	885,347
		2,953,521
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	111,168	919,359

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A	15,744	996,280
Watsco, Inc.	4,032	939,013
		1,935,293
TOTAL COMMON STOCKS (Cost $187,883,360)		194,006,663

TOTAL LONG POSITIONS (Cost $187,883,360)		194,006,663

SHORT POSITIONS - (87.8)%

COMMON STOCKS - (87.8)%

Aerospace & Defense - (2.1)%
Boeing Co. (The)	(5,952)	(983,628)
Raytheon Technologies Corp.	(16,704)	(961,148)
Spirit AeroSystems Holdings, Inc., Class A	(49,920)	(943,987)
Textron, Inc.	(26,112)	(942,382)
TransDigm Group, Inc.	(2,112)	(1,003,453)
		(4,834,598)
Air Freight & Logistics - (0.4)%
XPO Logistics, Inc.*	(11,712)	(991,538)

Airlines - (2.2)%
Alaska Air Group, Inc.	(27,648)	(1,012,746)
American Airlines Group, Inc.	(79,488)	(976,907)
Delta Air Lines, Inc.	(33,984)	(1,039,231)
JetBlue Airways Corp.*	(91,008)	(1,031,121)
United Airlines Holdings, Inc.*	(29,568)	(1,027,488)
		(5,087,493)
Auto Components - (0.5)%
Aptiv plc	(11,904)	(1,091,359)

Automobiles - (0.4)%
Thor Industries, Inc.	(9,984)	(951,076)

Banks - (3.4)%
Citigroup, Inc.	(19,968)	(860,821)
Citizens Financial Group, Inc.	(40,128)	(1,014,436)
Fifth Third Bancorp	(49,920)	(1,064,294)
Hancock Whitney Corp.	(51,648)	(971,499)
PacWest Bancorp	(53,568)	(914,941)
Sterling Bancorp	(86,208)	(906,908)
Synovus Financial Corp.	(47,040)	(995,837)
TCF Financial Corp.	(38,208)	(892,539)
		(7,621,275)
Beverages - (0.9)%
Constellation Brands, Inc., Class A	(5,568)	(1,055,192)
Monster Beverage Corp.*	(12,096)	(970,099)
		(2,025,291)
Biotechnology - (1.7)%
FibroGen, Inc.*	(24,384)	(1,002,670)
Immunomedics, Inc.*	(24,576)	(2,089,697)
Intercept Pharmaceuticals, Inc.*	(20,928)	(867,675)
		(3,960,042)
Building Products - (0.5)%
Fortune Brands Home & Security, Inc.	(11,904)	(1,029,934)

Capital Markets - (0.5)%
Evercore, Inc., Class A	(15,936)	(1,043,171)

Chemicals - (3.1)%
Avient Corp.	(38,976)	(1,031,305)
Cabot Corp.	(26,304)	(947,733)
Chemours Co. (The)	(48,576)	(1,015,724)
Eastman Chemical Co.	(13,824)	(1,079,931)
Ingevity Corp.*	(17,856)	(882,801)
LyondellBasell Industries NV, Class A	(14,592)	(1,028,590)
W R Grace & Co.	(24,192)	(974,696)
		(6,960,780)
Commercial Services & Supplies - (0.4)%
Cimpress plc*	(10,752)	(808,120)

Communications Equipment - (0.8)%
CommScope Holding Co., Inc.*	(98,496)	(886,464)
ViaSat, Inc.*	(25,344)	(871,580)
		(1,758,044)
Construction & Engineering - (0.4)%
Fluor Corp.	(107,328)	(945,560)

Construction Materials - (0.5)%
Eagle Materials, Inc.	(12,096)	(1,044,127)

Consumer Finance - (2.0)%
Ally Financial, Inc.	(45,504)	(1,140,785)
Capital One Financial Corp.	(15,360)	(1,103,770)
Discover Financial Services	(19,776)	(1,142,657)
Synchrony Financial	(41,472)	(1,085,322)
		(4,472,534)
Diversified Financial Services - (0.4)%
Equitable Holdings, Inc.	(48,000)	(875,520)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Diversified Telecommunication Services - (0.4)%
Liberty Latin America Ltd., Class C*	(106,560)	(867,398)

Electric Utilities - (2.2)%
Entergy Corp.	(10,560)	(1,040,477)
NRG Energy, Inc.	(29,952)	(920,724)
OGE Energy Corp.	(32,448)	(973,116)
PNM Resources, Inc.	(23,424)	(968,114)
PPL Corp.	(36,672)	(997,845)
		(4,900,276)
Electrical Equipment - (0.4)%
nVent Electric plc	(52,032)	(920,446)

Electronic Equipment, Instruments & Components - (2.2)%
Belden, Inc.	(29,760)	(926,131)
CDW Corp.	(9,216)	(1,101,589)
Coherent, Inc.*	(9,024)	(1,001,032)
FLIR Systems, Inc.	(28,224)	(1,011,830)
Jabil, Inc.	(29,568)	(1,013,000)
		(5,053,582)
Energy Equipment & Services - (0.7)%
Halliburton Co.	(64,128)	(772,743)
Helmerich & Payne, Inc.	(61,248)	(897,283)
		(1,670,026)
Entertainment - (0.8)%
Cinemark Holdings, Inc.	(77,376)	(773,760)
Live Nation Entertainment, Inc.*	(19,200)	(1,034,496)
		(1,808,256)
Equity Real Estate Investment Trusts (REITs) - (7.0)%
American Campus Communities, Inc.	(31,104)	(1,086,152)
Apple Hospitality REIT, Inc.	(101,952)	(979,759)
Colony Capital, Inc.	(362,688)	(990,138)
EPR Properties	(32,640)	(897,600)
Gaming and Leisure Properties, Inc.	(27,456)	(1,013,950)
Lamar Advertising Co., Class A	(14,976)	(990,962)
National Health Investors, Inc.	(16,512)	(995,178)
Outfront Media, Inc.	(62,016)	(902,333)
Park Hotels & Resorts, Inc.	(111,360)	(1,112,486)
Pebblebrook Hotel Trust	(81,408)	(1,020,042)
RLJ Lodging Trust	(108,288)	(937,774)
Sabra Health Care REIT, Inc.	(69,312)	(955,466)
Simon Property Group, Inc.	(15,360)	(993,485)
Ventas, Inc.	(24,960)	(1,047,322)
Vornado Realty Trust	(28,416)	(957,903)
Weyerhaeuser Co.	(34,560)	(985,651)
		(15,866,201)
Food & Staples Retailing - (1.4)%
Performance Food Group Co.*	(30,720)	(1,063,526)
Sysco Corp.	(17,664)	(1,099,054)
US Foods Holding Corp.*	(44,544)	(989,768)
		(3,152,348)
Food Products - (1.0)%
Darling Ingredients, Inc.*	(30,912)	(1,113,760)
Lamb Weston Holdings, Inc.	(16,512)	(1,094,250)
		(2,208,010)
Health Care Equipment & Supplies - (2.3)%
Align Technology, Inc.*	(3,456)	(1,131,356)
Intuitive Surgical, Inc.*	(1,536)	(1,089,854)
LivaNova plc*	(22,272)	(1,006,917)
NuVasive, Inc.*	(19,968)	(969,846)
Stryker Corp.	(5,376)	(1,120,197)
		(5,318,170)
Health Care Providers & Services - (4.5)%
Acadia Healthcare Co., Inc.*	(33,984)	(1,001,848)
Anthem, Inc.	(3,840)	(1,031,386)
Encompass Health Corp.	(16,512)	(1,072,950)
HCA Healthcare, Inc.	(7,680)	(957,542)
HealthEquity, Inc.*	(18,816)	(966,578)
Humana, Inc.	(2,496)	(1,033,070)
Laboratory Corp. of America Holdings*	(5,760)	(1,084,435)
Tenet Healthcare Corp.*	(38,784)	(950,596)
UnitedHealth Group, Inc.	(3,264)	(1,017,617)
Universal Health Services, Inc., Class B	(9,408)	(1,006,844)
		(10,122,866)
Hotels, Restaurants & Leisure - (4.1)%
Carnival Corp.	(66,432)	(1,008,438)
Darden Restaurants, Inc.	(12,288)	(1,237,893)
Hilton Grand Vacations, Inc.*	(49,344)	(1,035,237)
Marriott Vacations Worldwide Corp.	(11,328)	(1,028,696)
MGM Resorts International	(46,080)	(1,002,240)
Norwegian Cruise Line Holdings Ltd.*	(64,512)	(1,103,800)
Planet Fitness, Inc., Class A*	(17,472)	(1,076,625)
Royal Caribbean Cruises Ltd.	(16,128)	(1,043,965)
Wynn Resorts Ltd.	(11,904)	(854,826)
		(9,391,720)
Household Durables - (1.4)%
Mohawk Industries, Inc.*	(10,944)	(1,068,025)
Tempur Sealy International, Inc.*	(11,520)	(1,027,469)
Toll Brothers, Inc.	(22,464)	(1,093,098)
		(3,188,592)
Household Products - (0.8)%
Energizer Holdings, Inc.	(21,120)	(826,637)
Spectrum Brands Holdings, Inc.	(17,088)	(976,750)
		(1,803,387)
Insurance - (4.6)%
American Financial Group, Inc.	(15,360)	(1,028,813)
American International Group, Inc.	(34,944)	(962,008)
Assured Guaranty Ltd.	(47,424)	(1,018,668)
Athene Holding Ltd., Class A*	(27,456)	(935,700)
Brighthouse Financial, Inc.*	(32,640)	(878,342)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Lincoln National Corp.	(28,224)	(884,258)
Primerica, Inc.	(8,064)	(912,361)
Principal Financial Group, Inc.	(23,232)	(935,553)
Prudential Financial, Inc.	(14,784)	(939,080)
Reinsurance Group of America, Inc.	(10,944)	(1,041,759)
Unum Group	(55,296)	(930,632)
		(10,467,174)
Interactive Media & Services - (0.9)%
TripAdvisor, Inc.	(44,352)	(868,856)
Zillow Group, Inc., Class C*	(12,096)	(1,228,832)
		(2,097,688)
Internet & Direct Marketing Retail - (0.4)%
Wayfair, Inc., Class A*	(2,880)	(838,109)

IT Services - (3.4)%
DXC Technology Co.	(52,224)	(932,199)
Euronet Worldwide, Inc.*	(9,792)	(892,051)
Gartner, Inc.*	(7,680)	(959,616)
Global Payments, Inc.	(5,760)	(1,022,861)
KBR, Inc.	(42,048)	(940,193)
Science Applications International Corp.	(12,480)	(978,682)
Square, Inc., Class A*	(6,528)	(1,061,126)
WEX, Inc.*	(6,336)	(880,514)
		(7,667,242)
Leisure Products - (0.4)%
Brunswick Corp.	(16,512)	(972,722)

Life Sciences Tools & Services - (1.7)%
Charles River Laboratories International, Inc.*	(4,608)	(1,043,481)
IQVIA Holdings, Inc.*	(6,336)	(998,744)
PRA Health Sciences, Inc.*	(9,792)	(993,300)
Syneos Health, Inc.*	(16,704)	(887,985)
		(3,923,510)
Machinery - (3.0)%
Colfax Corp.*	(29,952)	(939,295)
Middleby Corp. (The)*	(10,752)	(964,562)
Parker-Hannifin Corp.	(4,800)	(971,232)
Stanley Black & Decker, Inc.	(6,336)	(1,027,699)
Timken Co. (The)	(18,624)	(1,009,793)
Westinghouse Air Brake Technologies Corp.	(15,168)	(938,596)
Woodward, Inc.	(12,096)	(969,615)
		(6,820,792)
Media - (1.7)%
Interpublic Group of Cos., Inc. (The)	(56,640)	(944,189)
Liberty Media Corp-Liberty SiriusXM*	(28,224)	(933,650)
Nexstar Media Group, Inc., Class A	(10,944)	(984,194)
ViacomCBS, Inc.	(36,480)	(1,021,804)
		(3,883,837)
Metals & Mining - (0.8)%
Alcoa Corp.*	(67,392)	(783,769)
Freeport-McMoRan, Inc.	(67,584)	(1,057,014)
		(1,840,783)
Mortgage Real Estate Investment Trusts (REITs) - (1.7)%
Blackstone Mortgage Trust, Inc., Class A	(43,200)	(949,104)
New Residential Investment Corp.	(131,136)	(1,042,531)
Starwood Property Trust, Inc.	(65,472)	(987,973)
Two Harbors Investment Corp.	(181,632)	(924,507)
		(3,904,115)
Multiline Retail - (0.4)%
Kohl's Corp.	(48,960)	(907,229)

Multi-Utilities - (2.2)%
Black Hills Corp.	(18,624)	(996,198)
CenterPoint Energy, Inc.	(51,648)	(999,389)
DTE Energy Co.	(8,832)	(1,016,033)
MDU Resources Group, Inc.	(44,160)	(993,600)
NorthWestern Corp.	(19,584)	(952,566)
		(4,957,786)
Oil, Gas & Consumable Fuels - (1.9)%
Apache Corp.	(72,192)	(683,658)
Marathon Petroleum Corp.	(28,800)	(844,992)
Noble Energy, Inc.	(100,992)	(863,482)
ONEOK, Inc.	(38,208)	(992,644)
Targa Resources Corp.	(59,328)	(832,372)
		(4,217,148)
Paper & Forest Products - (0.4)%
Louisiana-Pacific Corp.	(30,912)	(912,213)

Personal Products - (0.5)%
Nu Skin Enterprises, Inc., Class A	(21,120)	(1,057,901)

Pharmaceuticals - (0.4)%
Elanco Animal Health, Inc.*	(36,096)	(1,008,161)

Professional Services - (0.4)%
Insperity, Inc.	(14,976)	(980,778)

Real Estate Management & Development - (0.4)%
Howard Hughes Corp. (The)*	(17,664)	(1,017,446)

Road & Rail - (0.4)%
Lyft, Inc., Class A*	(34,368)	(946,838)

Semiconductors & Semiconductor Equipment - (3.5)%
Applied Materials, Inc.	(15,936)	(947,395)
Lam Research Corp.	(2,880)	(955,440)
Microchip Technology, Inc.	(9,408)	(966,766)
Micron Technology, Inc.*	(22,656)	(1,063,926)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
NXP Semiconductors NV	(7,872)	(982,505)
ON Semiconductor Corp.*	(46,848)	(1,016,133)
Teradyne, Inc.	(11,328)	(900,123)
Universal Display Corp.	(5,568)	(1,006,360)
		(7,838,648)
Software - (2.4)%
Anaplan, Inc.*	(17,472)	(1,093,398)
Nutanix, Inc., Class A*	(46,848)	(1,039,088)
Paylocity Holding Corp.*	(7,104)	(1,146,728)
SS&C Technologies Holdings, Inc.	(15,744)	(952,827)
Trade Desk, Inc. (The), Class A*	(2,112)	(1,095,663)
		(5,327,704)
Specialty Retail - (1.4)%
Aaron's, Inc.	(18,048)	(1,022,419)
Carvana Co.*	(4,800)	(1,070,688)
National Vision Holdings, Inc.*	(26,496)	(1,013,207)
		(3,106,314)
Technology Hardware, Storage & Peripherals - (1.9)%
NCR Corp.*	(49,344)	(1,092,476)
Pure Storage, Inc., Class A*	(67,392)	(1,037,163)
Western Digital Corp.	(29,568)	(1,080,710)
Xerox Holdings Corp.	(53,952)	(1,012,679)
		(4,223,028)
Textiles, Apparel & Luxury Goods - (1.5)%
Capri Holdings Ltd.*	(63,168)	(1,137,024)
PVH Corp.	(19,200)	(1,145,088)
Tapestry, Inc.	(68,352)	(1,068,342)
		(3,350,454)
Thrifts & Mortgage Finance - (0.4)%
MGIC Investment Corp.	(115,008)	(1,018,971)

Trading Companies & Distributors - (1.3)%
Air Lease Corp.	(33,792)	(994,161)
United Rentals, Inc.*	(5,760)	(1,005,120)
Univar Solutions, Inc.*	(55,680)	(939,878)
		(2,939,159)
Transportation Infrastructure - (0.4)%
Macquarie Infrastructure Corp.	(36,096)	(970,621)

TOTAL COMMON STOCKS (Proceeds $(207,650,970))		(198,968,111)

TOTAL SHORT POSITIONS (Proceeds $(207,650,970))		(198,968,111)

Total Investments - (2.2)% (Cost $(19,767,610))		(4,961,448)
Other assets less liabilities - 102.2%		231,544,967
Net Assets - 100.0%		226,583,519

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $110,348,781.

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2020 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2020

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	22,246,093	9/30/2021	Morgan Stanley	0.50%	Monthly	Dow Jones U.S. Low Beta Total Return Index(4)	1,644,467
USD	(19,902,233)	9/30/2021	Morgan Stanley	(0.25)%	Monthly	Dow Jones U.S. High Beta Total Return Index(5)	751,523
							2,395,990

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 97.5%

COMMON STOCKS - 95.6%

Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	210	29,558

Banks - 7.8%
Citizens Financial Group, Inc.(a)	1,167	29,502
Comerica, Inc.	771	29,491
First Horizon National Corp.(a)	3,138	29,591
Huntington Bancshares, Inc.(a)	3,219	29,518
People's United Financial, Inc.	2,877	29,662
Regions Financial Corp.	2,559	29,505
Synovus Financial Corp.	1,395	29,532
United Bankshares, Inc.	1,383	29,693
		236,494
Beverages - 2.0%
Coca-Cola Co. (The)	600	29,622
Molson Coors Beverage Co., Class B	885	29,701
		59,323
Biotechnology - 1.9%
AbbVie, Inc.(a)	336	29,430
Gilead Sciences, Inc.	468	29,573
		59,003
Chemicals - 2.9%
CF Industries Holdings, Inc.(a)	963	29,574
Chemours Co. (The)	1,407	29,420
Eastman Chemical Co.(a)	378	29,529
		88,523
Communications Equipment - 1.9%
Cisco Systems, Inc.	750	29,542
Juniper Networks, Inc.(a)	1,380	29,670
		59,212
Containers & Packaging - 1.0%
International Paper Co.(a)	729	29,554

Distributors - 1.0%
Genuine Parts Co.(a)	309	29,408

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	1,038	29,593
Verizon Communications, Inc.	498	29,626
		59,219
Electric Utilities - 10.7%
American Electric Power Co., Inc.	360	29,423
Duke Energy Corp.(a)	333	29,491
Edison International(a)	579	29,436
Entergy Corp.	300	29,559
Exelon Corp.(a)	825	29,502
Hawaiian Electric Industries, Inc.	885	29,417
OGE Energy Corp.	987	29,600
Pinnacle West Capital Corp.	396	29,522
Portland General Electric Co.	831	29,501
PPL Corp.	1,083	29,468
Southern Co. (The)	546	29,604
		324,523
Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.(a)	909	29,461

Energy Equipment & Services - 1.0%
Baker Hughes Co.(a)	2,220	29,504

Equity Real Estate Investment Trusts (REITs) - 11.7%
American Campus Communities, Inc.	849	29,647
Federal Realty Investment Trust	405	29,743
Gaming and Leisure Properties, Inc.(a)	795	29,359
Healthpeak Properties, Inc.	1,092	29,648
Iron Mountain, Inc.(a)	1,101	29,496
Medical Properties Trust, Inc.	1,686	29,724
National Retail Properties, Inc.	858	29,610
Omega Healthcare Investors, Inc.	990	29,641
Physicians Realty Trust	1,650	29,551
Regency Centers Corp.	777	29,542
VICI Properties, Inc.	1,263	29,516
WP Carey, Inc.	456	29,713
		355,190
Food & Staples Retailing - 1.0%
Walgreens Boots Alliance, Inc.	822	29,526

Food Products - 1.9%
Flowers Foods, Inc.	1,212	29,488
Kellogg Co.(a)	459	29,647
		59,135
Gas Utilities - 2.0%
National Fuel Gas Co.	732	29,712
Southwest Gas Holdings, Inc.	471	29,720
		59,432
Health Care Providers & Services - 1.0%
Cardinal Health, Inc.	627	29,438

Household Durables - 2.9%
Leggett & Platt, Inc.(a)	714	29,395
Newell Brands, Inc.	1,710	29,344
Whirlpool Corp.	159	29,238
		87,977
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	489	29,320

Industrial Conglomerates - 1.0%
3M Co.(a)	186	29,793

Insurance - 1.9%
Prudential Financial, Inc.	465	29,537
Unum Group	1,761	29,637
		59,174

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
IT Services - 1.9%
International Business Machines Corp.(a)	243	29,566
Western Union Co. (The)	1,374	29,445
		59,011
Leisure Products - 1.0%
Hasbro, Inc.(a)	357	29,531

Machinery - 1.0%
Crane Co.(a)	591	29,627

Media - 2.9%
Interpublic Group of Cos., Inc. (The)(a)	1,773	29,556
Omnicom Group, Inc.	597	29,552
ViacomCBS, Inc.	1,044	29,242
		88,350
Metals & Mining - 1.9%
Nucor Corp.	657	29,473
Steel Dynamics, Inc.	1,035	29,632
		59,105
Mortgage Real Estate Investment Trusts (REITs) - 1.9%
Blackstone Mortgage Trust, Inc., Class A(a)	1,341	29,462
Starwood Property Trust, Inc.	1,956	29,516
		58,978
Multi-Utilities - 7.8%
Black Hills Corp.	552	29,526
Consolidated Edison, Inc.(a)	381	29,642
Dominion Energy, Inc.(a)	375	29,599
DTE Energy Co.	258	29,680
MDU Resources Group, Inc.(a)	1,314	29,565
NiSource, Inc.	1,338	29,436
Public Service Enterprise Group, Inc.	537	29,487
Sempra Energy	249	29,472
		236,407
Oil, Gas & Consumable Fuels - 7.8%
Antero Midstream Corp.	5,472	29,385
Chevron Corp.(a)	411	29,592
ConocoPhillips(a)	900	29,556
Kinder Morgan, Inc.(a)	2,385	29,407
Marathon Petroleum Corp.	1,002	29,399
Phillips 66	567	29,393
Valero Energy Corp.	681	29,501
Williams Cos., Inc. (The)	1,485	29,180
		235,413
Pharmaceuticals - 1.0%
Pfizer, Inc.	804	29,507

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc.(a)	81	29,510

Technology Hardware, Storage & Peripherals - 3.9%
Hewlett Packard Enterprise Co.(a)	3,135	29,375
HP, Inc.(a)	1,548	29,397
NetApp, Inc.	672	29,460
Xerox Holdings Corp.	1,575	29,563
		117,795
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.(a)	1,866	29,389

Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp, Inc.	3,564	29,474

Tobacco - 2.0%
Altria Group, Inc.	765	29,560
Philip Morris International, Inc.	396	29,696
		59,256
Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	465	29,425

TOTAL COMMON STOCKS (Cost $3,011,776)		2,893,545

MASTER LIMITED PARTNERSHIPS - 1.9%

Industrial Conglomerates - 1.0%
Icahn Enterprises LP	600	29,592

Oil, Gas & Consumable Fuels - 0.9%
Enterprise Products Partners LP(a)	1,869	29,511

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $78,682)		59,103

TOTAL LONG POSITIONS (Cost $3,090,458)		2,952,648

SHORT POSITIONS - (48.7)%

COMMON STOCKS - (48.5)%

Aerospace & Defense - (0.5)%
Teledyne Technologies, Inc.*	(24)	(7,445)
TransDigm Group, Inc.	(15)	(7,127)
		(14,572)
Airlines - (0.2)%
United Airlines Holdings, Inc.*	(210)	(7,297)

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Automobiles - (0.3)%
Tesla, Inc.*	(18)	(7,722)

Banks - (1.0)%
First Citizens BancShares, Inc., Class A	(24)	(7,651)
First Financial Bankshares, Inc.	(264)	(7,368)
First Republic Bank	(66)	(7,198)
SVB Financial Group*	(30)	(7,219)
		(29,436)
Beverages - (0.8)%
Boston Beer Co., Inc. (The), Class A*	(9)	(7,950)
Brown-Forman Corp., Class B	(99)	(7,457)
Monster Beverage Corp.*	(93)	(7,459)
		(22,866)
Capital Markets - (3.6)%
Affiliated Managers Group, Inc.	(108)	(7,385)
E*TRADE Financial Corp.	(147)	(7,357)
FactSet Research Systems, Inc.	(21)	(7,033)
Hamilton Lane, Inc., Class A	(114)	(7,363)
Intercontinental Exchange, Inc.	(72)	(7,204)
KKR & Co., Inc.	(213)	(7,314)
LPL Financial Holdings, Inc.	(96)	(7,360)
MarketAxess Holdings, Inc.	(15)	(7,224)
Moody's Corp.	(24)	(6,956)
Morningstar, Inc.	(45)	(7,227)
MSCI, Inc.	(21)	(7,492)
Nasdaq, Inc.	(60)	(7,363)
S&P Global, Inc.	(21)	(7,573)
SEI Investments Co.	(144)	(7,304)
Stifel Financial Corp.	(144)	(7,281)
		(109,436)
Chemicals - (1.2)%
Balchem Corp.	(75)	(7,322)
Ecolab, Inc.	(36)	(7,194)
Mosaic Co. (The)	(402)	(7,345)
Quaker Chemical Corp.	(42)	(7,548)
Sherwin-Williams Co. (The)	(9)	(6,271)
		(35,680)
Commercial Services & Supplies - (0.2)%
Copart, Inc.*	(69)	(7,256)

Construction Materials - (0.2)%
Eagle Materials, Inc.	(84)	(7,251)

Consumer Finance - (0.7)%
American Express Co.	(72)	(7,218)
Credit Acceptance Corp.*	(21)	(7,112)
LendingTree, Inc.*	(24)	(7,365)
		(21,695)
Containers & Packaging - (0.7)%
Ball Corp.	(90)	(7,481)
Berry Global Group, Inc.*	(153)	(7,393)
Crown Holdings, Inc.*	(96)	(7,378)
		(22,252)
Diversified Financial Services - (0.5)%
Berkshire Hathaway, Inc., Class B*	(36)	(7,666)
Voya Financial, Inc.	(153)	(7,333)
		(14,999)
Electric Utilities - (4.4)%
Alliant Energy Corp.	(285)	(14,720)
Evergy, Inc.	(291)	(14,789)
Eversource Energy	(177)	(14,788)
FirstEnergy Corp.	(513)	(14,728)
IDACORP, Inc.	(186)	(14,862)
NextEra Energy, Inc.	(54)	(14,988)
NRG Energy, Inc.	(480)	(14,755)
PNM Resources, Inc.	(357)	(14,755)
Xcel Energy, Inc.	(213)	(14,699)
		(133,084)
Electrical Equipment - (0.3)%
Generac Holdings, Inc.*	(39)	(7,552)

Energy Equipment & Services - (0.5)%
Halliburton Co.	(609)	(7,338)
National Oilwell Varco, Inc.	(816)	(7,393)
		(14,731)
Entertainment - (0.7)%
Electronic Arts, Inc.*	(57)	(7,433)
Liberty Media Corp-Liberty Formula One, Class C*	(201)	(7,290)
Netflix, Inc.*	(15)	(7,501)
		(22,224)
Equity Real Estate Investment Trusts (REITs) - (1.5)%
American Homes 4 Rent, Class A	(258)	(7,348)
American Tower Corp.	(30)	(7,252)
Equinix, Inc.	(9)	(6,841)
Equity Commonwealth	(276)	(7,350)
Rexford Industrial Realty, Inc.	(162)	(7,413)
SBA Communications Corp.	(24)	(7,643)
		(43,847)
Food & Staples Retailing - (1.2)%
BJ's Wholesale Club Holdings, Inc.*	(177)	(7,354)
Casey's General Stores, Inc.	(42)	(7,461)
Grocery Outlet Holding Corp.*	(186)	(7,314)
Performance Food Group Co.*	(210)	(7,270)
US Foods Holding Corp.*	(330)	(7,333)
		(36,732)
Food Products - (1.2)%
Beyond Meat, Inc.*	(45)	(7,473)
Darling Ingredients, Inc.*	(204)	(7,350)
Freshpet, Inc.*	(66)	(7,369)
Hain Celestial Group, Inc. (The)*	(213)	(7,306)
Post Holdings, Inc.*	(87)	(7,482)
		(36,980)

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund
Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Gas Utilities - (1.5)%
Atmos Energy Corp.	(153)	(14,625)
ONE Gas, Inc.	(213)	(14,699)
UGI Corp.	(450)	(14,841)
		(44,165)
Health Care Equipment & Supplies - (1.2)%
Boston Scientific Corp.*	(192)	(7,337)
DexCom, Inc.*	(18)	(7,420)
Edwards Lifesciences Corp.*	(93)	(7,423)
IDEXX Laboratories, Inc.*	(18)	(7,076)
Intuitive Surgical, Inc.*	(9)	(6,386)
		(35,642)
Health Care Providers & Services - (0.2)%
Centene Corp.*	(126)	(7,350)

Health Care Technology - (0.3)%
Veeva Systems, Inc., Class A*	(27)	(7,592)

Hotels, Restaurants & Leisure - (0.5)%
Chipotle Mexican Grill, Inc.*	(6)	(7,462)
DraftKings, Inc., Class A*	(126)	(7,414)
		(14,876)
Household Durables - (0.4)%
NVR, Inc.*	(3)	(12,249)

Independent Power and Renewable Electricity Producers - (2.0)%
AES Corp. (The)	(816)	(14,778)
Clearway Energy, Inc.	(546)	(14,720)
Ormat Technologies, Inc.	(249)	(14,718)
Vistra Corp.	(780)	(14,711)
		(58,927)
Insurance - (3.7)%
Alleghany Corp.	(15)	(7,807)
Arthur J Gallagher & Co.	(69)	(7,285)
Brown & Brown, Inc.	(162)	(7,334)
Globe Life, Inc.	(93)	(7,431)
Goosehead Insurance, Inc., Class A	(84)	(7,274)
Kemper Corp.	(111)	(7,418)
Kinsale Capital Group, Inc.	(39)	(7,417)
Loews Corp.	(213)	(7,402)
Markel Corp.*	(9)	(8,763)
Marsh & McLennan Cos., Inc.	(63)	(7,226)
National General Holdings Corp.	(219)	(7,391)
Primerica, Inc.	(66)	(7,467)
RLI Corp.	(87)	(7,284)
Selective Insurance Group, Inc.	(144)	(7,415)
W R Berkley Corp.	(120)	(7,338)
		(112,252)
Interactive Media & Services - (1.0)%
Alphabet, Inc., Class A*	(6)	(8,794)
Facebook, Inc., Class A*	(27)	(7,071)
Snap, Inc., Class A*	(282)	(7,363)
Twitter, Inc.*	(165)	(7,342)
		(30,570)
Internet & Direct Marketing Retail - (0.7)%
Amazon.com, Inc.*	(3)	(9,446)
Booking Holdings, Inc.*	(3)	(5,132)
Wayfair, Inc., Class A*	(24)	(6,984)
		(21,562)
IT Services - (1.2)%
Fiserv, Inc.*	(72)	(7,419)
Okta, Inc.*	(33)	(7,057)
PayPal Holdings, Inc.*	(36)	(7,093)
Square, Inc., Class A*	(45)	(7,315)
Twilio, Inc., Class A*	(30)	(7,413)
		(36,297)
Leisure Products - (0.3)%
Peloton Interactive, Inc., Class A*	(75)	(7,443)

Life Sciences Tools & Services - (0.2)%
Illumina, Inc.*	(24)	(7,418)

Machinery - (0.2)%
Ingersoll Rand, Inc.*	(207)	(7,369)

Media - (0.5)%
Charter Communications, Inc., Class A*	(12)	(7,492)
Liberty Broadband Corp., Class C*	(51)	(7,286)
		(14,778)
Metals & Mining - (0.7)%
Freeport-McMoRan, Inc.	(471)	(7,366)
Newmont Corp.	(117)	(7,424)
Royal Gold, Inc.	(60)	(7,210)
		(22,000)
Multiline Retail - (0.2)%
Dollar Tree, Inc.*	(81)	(7,399)

Multi-Utilities - (2.0)%
Ameren Corp.	(186)	(14,709)
CenterPoint Energy, Inc.	(762)	(14,745)
CMS Energy Corp.	(240)	(14,738)
WEC Energy Group, Inc.	(153)	(14,826)
		(59,018)
Oil, Gas & Consumable Fuels - (4.1)%
Apache Corp.	(780)	(7,387)
Cabot Oil & Gas Corp.	(426)	(7,395)
Cheniere Energy, Inc.*	(159)	(7,357)
Concho Resources, Inc.	(168)	(7,412)
Devon Energy Corp.	(777)	(7,351)
Diamondback Energy, Inc.	(243)	(7,319)
EOG Resources, Inc.	(204)	(7,332)
EQT Corp.	(567)	(7,331)
Exxon Mobil Corp.	(213)	(7,312)
Hess Corp.	(180)	(7,367)
HollyFrontier Corp.	(372)	(7,332)
Marathon Oil Corp.	(1,800)	(7,362)
Noble Energy, Inc.	(864)	(7,387)

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Parsley Energy, Inc., Class A	(792)	(7,413)
Pioneer Natural Resources Co.	(87)	(7,481)
Texas Pacific Land Trust	(15)	(6,774)
WPX Energy, Inc.*	(1,494)	(7,321)
		(124,633)
Personal Products - (0.2)%
Estee Lauder Cos., Inc. (The), Class A	(33)	(7,202)

Professional Services - (0.3)%
CoStar Group, Inc.*	(9)	(7,637)

Real Estate Management & Development - (1.0)%
CBRE Group, Inc., Class A*	(156)	(7,327)
Howard Hughes Corp. (The)*	(129)	(7,430)
Jones Lang LaSalle, Inc.	(78)	(7,462)
Redfin Corp.*	(147)	(7,340)
		(29,559)
Road & Rail - (0.5)%
Lyft, Inc., Class A*	(267)	(7,356)
Uber Technologies, Inc.*	(204)	(7,442)
		(14,798)
Semiconductors & Semiconductor Equipment - (0.5)%
Advanced Micro Devices, Inc.*	(90)	(7,379)
Micron Technology, Inc.*	(156)	(7,326)
		(14,705)
Software - (3.1)%
Adobe, Inc.*	(15)	(7,356)
ANSYS, Inc.*	(21)	(6,872)
Autodesk, Inc.*	(30)	(6,930)
Cadence Design Systems, Inc.*	(69)	(7,358)
Crowdstrike Holdings, Inc., Class A*	(54)	(7,415)
DocuSign, Inc.*	(33)	(7,103)
RingCentral, Inc., Class A*	(27)	(7,415)
salesforce.com, Inc.*	(30)	(7,540)
ServiceNow, Inc.*	(15)	(7,275)
Splunk, Inc.*	(39)	(7,337)
Synopsys, Inc.*	(33)	(7,061)
Workday, Inc., Class A*	(33)	(7,099)
Zoom Video Communications, Inc., Class A*	(15)	(7,052)
		(93,813)
Specialty Retail - (0.7)%
AutoZone, Inc.*	(6)	(7,066)
CarMax, Inc.*	(81)	(7,445)
O'Reilly Automotive, Inc.*	(15)	(6,916)
		(21,427)
Thrifts & Mortgage Finance - (0.2)%
PennyMac Financial Services, Inc.	(126)	(7,323)

Trading Companies & Distributors - (0.2)%
United Rentals, Inc.*	(42)	(7,329)

Water Utilities - (1.0)%
American Water Works Co., Inc.	(102)	(14,778)
Essential Utilities, Inc.	(366)	(14,731)
		(29,509)
Wireless Telecommunication Services - (0.2)%
T-Mobile US, Inc.*	(63)	(7,205)

TOTAL COMMON STOCKS (Proceeds $(1,521,768))		(1,467,659)

MASTER LIMITED PARTNERSHIPS - (0.2)%

Oil, Gas & Consumable Fuels - (0.2)%
Magellan Midstream Partners LP (Proceeds $(7,282))	(213)	(7,284)

TOTAL SHORT POSITIONS (Proceeds $(1,529,050))		(1,474,943)

Total Investments - 48.8% (Cost $1,561,408)		1,477,705
Other assets less liabilities - 51.2%		1,549,312
Net Assets - 100.0%		3,027,017

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $996,668.

AGF Investments Trust
AGFiQ Global Infrastructure ETF
Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.3%

Construction & Engineering - 4.5%
Vinci SA	1,219	102,218

Diversified Telecommunication Services - 4.8%
Cellnex Telecom SA	489	29,813
China Tower Corp. Ltd., Class H	388,850	67,233
Infrastrutture Wireless Italiane SpA	1,276	14,123
		111,169
Electric Utilities - 13.4%
AusNet Services	7,744	10,428
Duke Energy Corp.	288	25,505
Edison International	440	22,370
EDP - Energias do Brasil SA	4,178	12,952
Endesa SA	292	7,816
Eversource Energy	420	35,091
Fortis, Inc.	1,006	41,130
Iberdrola SA	1,132	13,949
Mercury NZ Ltd.	3,842	12,963
NextEra Energy, Inc.	92	25,535
OGE Energy Corp.	530	15,895
Power Assets Holdings Ltd.	2,848	14,920
Southern Co. (The)	416	22,555
Terna Rete Elettrica Nazionale SpA	2,704	18,939
Xcel Energy, Inc.	380	26,224
		306,272
Equity Real Estate Investment Trusts (REITs) - 23.5%
American Tower Corp.	889	214,898
Ascendas REIT	5,303	12,587
Crown Castle International Corp.	1,103	183,649
Digital Realty Trust, Inc.	71	10,420
Equinix, Inc.	28	21,284
Japan Logistics Fund, Inc.	5	14,294
SBA Communications Corp.	181	57,645
STAG Industrial, Inc.	798	24,331
		539,108
Gas Utilities - 5.0%
Atmos Energy Corp.	246	23,515
China Gas Holdings Ltd.	4,200	11,923
China Resources Gas Group Ltd.	2,426	10,831
Enagas SA	672	15,517
ENN Energy Holdings Ltd.	1,964	21,388
Hong Kong & China Gas Co. Ltd.	9,464	13,555
Italgas SpA	2,016	12,728
Spire, Inc.	120	6,384
		115,841
Independent Power and Renewable Electricity Producers - 0.5%
Capital Power Corp.	550	12,140

IT Services - 0.5%
GDS Holdings Ltd., ADR*	132	10,801

Multi-Utilities - 13.7%
A2A SpA	6,104	8,874
AGL Energy Ltd.	502	4,897
Consolidated Edison, Inc.	532	41,390
DTE Energy Co.	242	27,840
E.ON SE	1,698	18,770
National Grid plc	7,576	86,984
REN - Redes Energeticas Nacionais SGPS SA	3,650	10,142
RWE AG	324	12,148
Sempra Energy	636	75,277
WEC Energy Group, Inc.	297	28,779
		315,101
Oil, Gas & Consumable Fuels - 18.9%
Enbridge, Inc.	5,520	161,262
Kinder Morgan, Inc.	5,349	65,953
ONEOK, Inc.	582	15,121
Pembina Pipeline Corp.	1,622	34,424
TC Energy Corp.	2,276	95,549
Williams Cos., Inc. (The)	3,105	61,013
		433,322
Road & Rail - 2.4%
Canadian National Railway Co.	151	16,082
Kyushu Railway Co.	416	8,863
Union Pacific Corp.	153	30,121
		55,066
Transportation Infrastructure - 8.5%
Aena SME SA*	264	36,926
ASTM SpA*	756	15,839
Auckland International Airport Ltd.	2,354	11,345
COSCO SHIPPING Ports Ltd.	17,514	9,989
Flughafen Zurich AG (Registered)*	114	15,669
Jiangsu Expressway Co. Ltd., Class H	7,254	7,301
Shenzhen Expressway Co. Ltd., Class H	11,032	9,580
Sydney Airport	4,694	19,702
Transurban Group	5,522	55,807
Zhejiang Expressway Co. Ltd., Class H	18,000	12,983
		195,141
Water Utilities - 3.6%
American Water Works Co., Inc.	246	35,640
Guangdong Investment Ltd.	11,750	18,588
United Utilities Group plc	2,600	28,711
		82,939
TOTAL COMMON STOCKS (Cost $2,439,231)		2,279,118

AGF Investments Trust
AGFiQ Global Infrastructure ETF
Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 0.3%

SPDR S&P Global Infrastructure ETF (Cost $7,631)	144	6,401

Total Investments - 99.6% (Cost $2,446,862)		2,285,519
Other assets less liabilities - 0.4%		8,158
Net Assets - 100.0%		2,293,677

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
SPDR	Standard & Poor's Depositary Receipt

AGFiQ Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of September 30, 2020:

Australia	4.0%
Brazil	0.6%
Canada	15.7%
China	7.9%
France	4.5%
Germany	1.3%
Hong Kong	1.2%
Italy	3.1%
Japan	1.0%
New Zealand	1.1%
Portugal	0.4%
Singapore	0.5%
Spain	4.5%
Switzerland	0.7%
United Kingdom	5.0%
United States	48.1%
Other(1)	0.4%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

AGF Investments Trust
AGFiQ Dynamic Hedged U.S. Equity ETF
Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 99.7%

AGFiQ U.S. Market Neutral Anti-Beta Fund(a)	17,243	406,762
Communication Services Select Sector SPDR Fund	4,807	285,536
Consumer Discretionary Select Sector SPDR Fund	840	123,463
Consumer Staples Select Sector SPDR Fund	4,546	291,399
Energy Select Sector SPDR Fund	293	8,775
Financial Select Sector SPDR Fund	12,671	304,991
Health Care Select Sector SPDR Fund	4,416	465,800
Industrial Select Sector SPDR Fund	1,663	128,018
Materials Select Sector SPDR Fund	2,074	131,989
Real Estate Select Sector SPDR Fund	1,886	66,519
Technology Select Sector SPDR Fund	5,561	648,969
Utilities Select Sector SPDR Fund	1,254	74,463
TOTAL EXCHANGE TRADED FUNDS (Cost $2,546,465)		2,936,684

Total Investments - 99.7% (Cost $2,546,465)		2,936,684
Other assets less liabilities - 0.3%		9,443
Net Assets - 100.0%		2,946,127

(a)	Affiliated company as defined under the Investment Company Act of 1940.

Investment in a company which was affiliated for the period ended September 30, 2020, was as follows:

Security	Value June 30, 2020	Purchases at Cost	Sales Proceeds	Shares September 30, 2020	Value September 30, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
AGFiQ U.S. Market Neutral Anti-Beta Fund	$—	$425,580	$1,362	17,243	$406,762	$(17,416)	$–	$(40)